June 30, 2009	• Pacific Select Fund • Pacific Select Exec Separate Account of Pacific Life Insurance Company

Semi-Annual
Reports

TABLE OF CONTENTS
PACIFIC SELECT FUND

Schedules of Investments, Financial Statements and Financial Highlights:

Pacific Select Fund (Excluding Pacific Dynamix Portfolios):
Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-7
Statements of Changes in Net Assets	B-13
Statements of Cash Flows	B-19
Financial Highlights	B-20

Pacific Select Fund (Pacific Dynamix Portfolios Only):
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-3
Statements of Changes in Net Assets	D-5
Financial Highlights	D-6

Notes to Financial Statements	E-1

Disclosure of Fund Expenses	F-1

Approval of Investment Advisory Agreement and Portfolio Management Agreements	G-1

Where to Go for More Information	G-6

     The 2009 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.
PACIFIC SELECT EXEC SEPARATE ACCOUNT

     The 2009 Semi-Annual reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund (Affiliated Mutual Fund)
Diversified Bond	Diversified Bond	2,748,923	$26,361,757	$25,167,906
Floating Rate Loan	Floating Rate Loan	1,654,178	13,365,694	11,357,336
High Yield Bond	High Yield Bond	17,553,571	103,595,648	93,725,240
Inflation Managed	Inflation Managed	15,167,799	172,579,283	156,879,242
Managed Bond	Managed Bond	39,377,542	434,172,721	412,776,625
Money Market	Money Market	33,313,262	337,405,025	336,392,688
Short Duration Bond	Short Duration Bond	4,610,952	43,725,796	41,620,089
American Funds® Growth	American Funds Growth	7,592,787	79,320,947	43,906,780
American Funds Growth-Income	American Funds Growth-Income	7,056,730	78,553,951	49,369,391
Comstock	Comstock	7,889,779	77,076,145	48,386,331
Diversified Research	Diversified Research	4,209,491	49,367,472	30,233,982
Equity	Equity	2,228,761	42,173,992	27,822,982
Equity Index	Equity Index	18,080,666	474,451,164	365,335,217
Focused 30	Focused 30	3,112,770	41,652,687	29,016,121
Growth LT	Growth LT	11,686,275	210,474,119	169,784,849
Large-Cap Growth	Large-Cap Growth	10,364,129	68,531,821	42,208,205
Large-Cap Value	Large-Cap Value	12,024,522	147,718,246	106,634,930
Long/Short Large-Cap	Long/Short Large-Cap	2,664,575	23,094,060	18,310,036
Main Street® Core	Main Street Core	6,694,384	126,334,497	95,078,528
Mid-Cap Equity	Mid-Cap Equity	10,848,495	174,129,647	104,140,834
Mid-Cap Growth	Mid-Cap Growth	7,743,154	64,886,811	45,559,569
Mid-Cap Value (1)	Mid-Cap Value	1,256,348	12,293,613	12,908,712
Small-Cap Equity	Small-Cap Equity	1,467,872	17,286,862	14,264,538
Small-Cap Growth	Small-Cap Growth	4,244,623	43,061,785	32,557,704
Small-Cap Index	Small-Cap Index	19,651,460	250,423,548	147,821,761
Small-Cap Value	Small-Cap Value	5,286,004	69,611,344	48,443,459
Emerging Markets	Emerging Markets	10,611,591	167,247,614	108,641,602
International Large-Cap	International Large-Cap	24,819,188	202,521,949	119,694,506
International Small-Cap	International Small-Cap	2,910,537	26,726,984	16,732,765
International Value	International Value	15,544,636	235,905,811	144,851,140
Health Sciences	Health Sciences	2,226,018	22,136,415	17,998,398
Real Estate	Real Estate	6,156,751	107,878,473	49,257,698
Technology	Technology	2,767,795	15,988,945	9,968,804
American Funds Asset Allocation (1)	American Funds Asset Allocation	40,303	433,566	446,690
Multi-Strategy	Multi-Strategy	5,127,194	77,219,823	48,298,647
Pacific Dynamix — Moderate Growth (1)	Pacific Dynamix — Moderate Growth	4,856	49,593	50,315
Pacific Dynamix — Growth (1)	Pacific Dynamix — Growth	46,675	491,643	488,390

	M Fund, Inc.
I	Brandes International Equity	5,850,379	98,849,670	59,205,835
II	Turner Core Growth	2,067,036	32,988,070	22,510,022
III	Frontier Capital Appreciation	2,108,693	49,075,006	34,540,397
V	Business Opportunity Value	2,550,606	28,126,769	20,430,350

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	756,065	8,988,321	6,608,010
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	2,375,019	30,998,667	28,381,478

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	2,314,609	61,596,549	38,029,018
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	120,862	1,111,944	1,153,024
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	68,962	622,447	602,042
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	135,750	1,173,312	1,181,021
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	124,138	1,127,220	1,021,655
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	238,284	2,820,745	1,899,120
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	110,295	981,592	830,520
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	191,873	7,043,442	4,664,427
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,109,038	32,526,608	22,968,170
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	425,110	2,549,015	2,499,648

See Notes to Financial Statement	See explanation of references on H-2

H-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2009 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Janus Aspen Series
Overseas Service Class (2)	Janus Aspen Overseas Service Class (2)	752,312	$32,806,191	$27,075,717
INTECH Risk-Managed Core Service Class	Janus Aspen INTECH Risk-Managed Core Service Class	56,619	449,738	451,816
Enterprise Service Class (3)	Janus Aspen Enterprise Service Class (3)	125,801	4,088,595	2,972,670

	Lazard Retirement Series, Inc.
Lazard Retirement US Strategic Equity	Lazard Retirement U.S. Strategic Equity	40,117	246,030	273,996

	Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Aggressive Growth — Class II	Legg Mason Partners Variable Aggressive Growth — Class II	46,197	479,127	491,539
Legg Mason Partners Variable Mid Cap Core — Class II	Legg Mason Partners Variable Mid Cap Core — Class II	793,971	8,251,299	7,241,014

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	80,337	735,615	807,383
MFS Utilities Series Service Class	MFS Utilities Series Service Class	122,664	2,998,167	2,309,764

	Premier VIT
NACM Small Cap	NACM Small Cap	68,996	1,054,524	877,635

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II	T. Rowe Price Blue Chip Growth — II	602,264	5,739,852	4,685,614
T. Rowe Price Equity Income — II	T. Rowe Price Equity Income — II	1,486,660	30,905,926	21,229,507

	Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets	Van Eck Worldwide Hard Assets	2,213,618	70,455,738	51,599,435

(1)	Operations commenced during 2009 (See Note 1 to Financial Statements).

(2)	Formerly named International Growth Service Class Variable Account and Janus Aspen International Growth Service Class Portfolio.

(3)	Formerly named Mid Cap Growth Service Class Variable Account and Janus Aspen Mid Cap Growth Service Class Portfolio.

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.

See Notes to Financial Statement

H-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009 (Unaudited)

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

ASSETS
Investments in affiliated mutual funds, at value	$25,167,906	$11,357,336	$93,725,240	$156,879,242	$412,776,625	$336,392,688	$41,620,089
Receivables:
Due from Pacific Life Insurance Company	11,543	14,338	—	109,482	96,120	—	28,171
Fund shares redeemed	—	—	16,601	—	—	129,794	—

Total Assets	25,179,449	11,371,674	93,741,841	156,988,724	412,872,745	336,522,482	41,648,260

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	16,574	—	—	129,794	—
Fund shares purchased	11,542	14,338	—	109,482	96,102	—	28,156
Other	—	8	—	48	—	48	—

Total Liabilities	11,542	14,346	16,574	109,530	96,102	129,842	28,156

NET ASSETS	$25,167,907	$11,357,328	$93,725,267	$156,879,194	$412,776,643	$336,392,640	$41,620,104

Units Outstanding	2,414,307	1,437,020	2,556,457	3,736,196	8,949,712	14,362,220	3,720,634

Accumulation Unit Value	$10.42	$7.90	$36.66	$41.99	$46.12	$23.42	$11.19

Cost of Investments	$26,361,757	$13,365,694	$103,595,648	$172,579,283	$434,172,721	$337,405,025	$43,725,796

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$43,906,780	$49,369,391	$48,386,331	$30,233,982	$27,822,982	$365,335,217	$29,016,121
Receivables:
Due from Pacific Life Insurance Company	—	—	—	14,606	10,349	—	27,032
Fund shares redeemed	40,633	57,112	14,452	—	—	420,815	—

Total Assets	43,947,413	49,426,503	48,400,783	30,248,588	27,833,331	365,756,032	29,043,153

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	40,633	57,112	14,399	—	—	420,763	—
Fund shares purchased	—	—	—	14,569	10,346	—	27,023
Other	28	2,026	—	—	—	—	—

Total Liabilities	40,661	59,138	14,399	14,569	10,346	420,763	27,023

NET ASSETS	$43,906,752	$49,367,365	$48,386,384	$30,234,019	$27,822,985	$365,335,269	$29,016,130

Units Outstanding	4,733,286	5,611,803	5,960,432	3,179,977	2,960,512	9,937,652	2,859,284

Accumulation Unit Value	$9.28	$8.80	$8.12	$9.51	$9.40	$36.76	$10.15

Cost of Investments	$79,320,947	$78,553,951	$77,076,145	$49,367,472	$42,173,992	$474,451,164	$41,652,687

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$169,784,849	$42,208,205	$106,634,930	$18,310,036	$95,078,528	$104,140,834	$45,559,569
Receivables:
Due from Pacific Life Insurance Company	—	6,153	9,136	—	—	—	—
Fund shares redeemed	28,193	—	—	5,857	20,805	22,832	9,487

Total Assets	169,813,042	42,214,358	106,644,066	18,315,893	95,099,333	104,163,666	45,569,056

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	28,193	—	—	5,847	20,778	22,664	9,487
Fund shares purchased	—	6,153	8,948	—	—	—	—
Other	5	14	—	—	—	—	26

Total Liabilities	28,198	6,167	8,948	5,847	20,778	22,664	9,513

NET ASSETS	$169,784,844	$42,208,191	$106,635,118	$18,310,046	$95,078,555	$104,141,002	$45,559,543

Units Outstanding	5,174,744	8,495,257	9,225,410	2,643,979	2,613,054	6,246,137	6,776,056

Accumulation Unit Value	$32.81	$4.97	$11.56	$6.93	$36.39	$16.67	$6.72

Cost of Investments	$210,474,119	$68,531,821	$147,718,246	$23,094,060	$126,334,497	$174,129,647	$64,886,811

See Notes to Financial Statement

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2009 (Unaudited)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value	Equity	Growth	Index	Value	Markets	Large-Cap

ASSETS
Investments in affiliated mutual funds, at value	$12,908,712	$14,264,538	$32,557,704	$147,821,761	$48,443,459	$108,641,602	$119,694,506
Receivables:
Due from Pacific Life Insurance Company	—	15,754	—	23,255	19,707	—	—
Fund shares redeemed	5,658	—	2,687	—	—	258,251	15,844

Total Assets	12,914,370	14,280,292	32,560,391	147,845,016	48,463,166	108,899,853	119,710,350

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5,658	—	2,656	—	—	258,251	15,844
Fund shares purchased	—	15,741	—	23,255	19,697	—	—
Other	—	—	—	64	—	62	27

Total Liabilities	5,658	15,741	2,656	23,319	19,697	258,313	15,871

NET ASSETS	$12,908,712	$14,264,551	$32,557,735	$147,821,697	$48,443,469	$108,641,540	$119,694,479

Units Outstanding	1,114,624	1,261,594	3,277,979	11,664,077	2,974,543	4,582,031	13,837,771

Accumulation Unit Value	$11.58	$11.31	$9.93	$12.67	$16.29	$23.71	$8.65

Cost of Investments	$12,293,613	$17,286,862	$43,061,785	$250,423,548	$69,611,344	$167,247,614	$202,521,949

	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation	Strategy

ASSETS
Investments in affiliated mutual funds, at value	$16,732,765	$144,851,140	$17,998,398	$49,257,698	$9,968,804	$446,690	$48,298,647
Receivables:
Due from Pacific Life Insurance Company	—	—	4,490	50,443	1,465	235	—
Fund shares redeemed	4,862	33,674	—	—	—	—	33,799

Total Assets	16,737,627	144,884,814	18,002,888	49,308,141	9,970,269	446,925	48,332,446

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4,840	33,674	—	—	—	—	33,776
Fund shares purchased	—	—	4,484	50,443	1,461	235	—
Other	—	24	—	7	—	—	—

Total Liabilities	4,840	33,698	4,484	50,450	1,461	235	33,776

NET ASSETS	$16,732,787	$144,851,116	$17,998,404	$49,257,691	$9,968,808	$446,690	$48,298,670

Units Outstanding	2,785,937	7,466,993	1,495,333	2,425,123	2,114,540	40,303	1,548,626

Accumulation Unit Value	$6.01	$19.40	$12.04	$20.31	$4.71	$11.08	$31.19

Cost of Investments	$26,726,984	$235,905,811	$22,136,415	$107,878,473	$15,988,945	$433,566	$77,219,823

	Pacific
	Dynamix -	Pacific					BlackRock
	Moderate	Dynamix -					Basic Value
	Growth	Growth	I	II	III	V	V.I. Class III

ASSETS
Investments in affiliated mutual funds, at value	$50,315	$488,390	$—	$—	$—	$—	$—
Investments in mutual funds, at value	—	—	59,205,835	22,510,022	34,540,397	20,430,350	6,608,010
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—	2,070
Fund shares redeemed	—	—	73,087	29,521	59,422	5,268	—

Total Assets	50,315	488,390	59,278,922	22,539,543	34,599,819	20,435,618	6,610,080

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	73,080	29,521	59,422	5,267	—
Fund shares purchased	—	—	—	—	—	—	2,070
Other	—	—	—	11	11	—	—

Total Liabilities	—	—	73,080	29,532	59,433	5,267	2,070

NET ASSETS	$50,315	$488,390	$59,205,842	$22,510,011	$34,540,386	$20,430,351	$6,608,010

Units Outstanding	4,856	46,675	2,434,531	1,403,404	1,315,480	1,752,075	789,454

Accumulation Unit Value	$10.36	$10.46	$24.32	$16.04	$26.26	$11.66	$8.37

Cost of Investments	$49,593	$491,643	$98,849,670	$32,988,070	$49,075,006	$28,126,769	$8,988,321

See Notes to Financial Statement

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2009 (Unaudited)

	Variable Accounts
	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Global Allocation	Contrafund	Freedom Income	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025
	V.I. Class III	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in mutual funds, at value	$28,381,478	$38,029,018	$1,153,024	$602,042	$1,181,021	$1,021,655	$1,899,120
Receivables:
Due from Pacific Life Insurance Company	16,374	—	1	—	—	1	5,910
Fund shares redeemed	—	26,592	—	—	—	—	—

Total Assets	28,397,852	38,055,610	1,153,025	602,042	1,181,021	1,021,656	1,905,030

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	26,592	—	—	—	—	—
Fund shares purchased	16,365	—	—	—	—	—	5,910
Other	—	33	—	1	—	—	—

Total Liabilities	16,365	26,625	—	1	—	—	5,910

NET ASSETS	$28,381,487	$38,028,985	$1,153,025	$602,041	$1,181,021	$1,021,656	$1,899,120

Units Outstanding	2,249,630	4,065,490	122,006	75,752	152,997	143,321	272,737

Accumulation Unit Value	$12.62	$9.35	$9.45	$7.95	$7.72	$7.13	$6.96

Cost of Investments	$30,998,667	$61,596,549	$1,111,944	$622,447	$1,173,312	$1,127,220	$2,820,745

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP		INTECH Risk-
	Freedom 2030	Growth	Mid Cap	Value Strategies	Overseas	Managed Core	Enterprise
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class (1)	Service Class	Service Class (2)

ASSETS
Investments in mutual funds, at value	$830,520	$4,664,427	$22,968,170	$2,499,648	$27,075,717	$451,816	$2,972,670
Receivables:
Due from Pacific Life Insurance Company	552	391	6,756	9	—	3	4,768
Fund shares redeemed	—	—	—	—	104,076	—	—

Total Assets	831,072	4,664,818	22,974,926	2,499,657	27,179,793	451,819	2,977,438

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	104,076	—	—
Fund shares purchased	552	387	6,743	9	—	—	4,768
Other	—	—	—	—	181	—	—

Total Liabilities	552	387	6,743	9	104,257	—	4,768

NET ASSETS	$830,520	$4,664,431	$22,968,183	$2,499,648	$27,075,536	$451,819	$2,972,670

Units Outstanding	127,702	589,908	2,211,243	335,530	3,316,487	69,590	418,745

Accumulation Unit Value	$6.50	$7.91	$10.39	$7.45	$8.16	$6.49	$7.10

Cost of Investments	$981,592	$7,043,442	$32,526,608	$2,549,015	$32,806,191	$449,738	$4,088,595

	Lazard	Legg Mason	Legg Mason
	Retirement	Partners Variable	Partners Variable	MFS New	MFS		T. Rowe Price
	US Strategic	Aggressive	Mid Cap	Discovery Series	Utilities Series	NACM	Blue Chip
	Equity	Growth — Class II	Core — Class II	Service Class	Service Class	Small Cap	Growth — II

ASSETS
Investments in mutual funds, at value	$273,996	$491,539	$7,241,014	$807,383	$2,309,764	$877,635	$4,685,614
Receivables:
Due from Pacific Life Insurance Company	—	8	1,956	986	234	1	—
Fund shares redeemed	—	—	—	—	—	—	4,792

Total Assets	273,996	491,547	7,242,970	808,369	2,309,998	877,636	4,690,406

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	—	4,791
Fund shares purchased	—	8	1,956	985	232	1	—
Other	—	1	6	—	—	1	—

Total Liabilities	—	9	1,962	985	232	2	4,791

NET ASSETS	$273,996	$491,538	$7,241,008	$807,384	$2,309,766	$877,634	$4,685,615

Units Outstanding	42,740	77,445	1,008,640	111,680	301,923	166,144	533,179

Accumulation Unit Value	$6.41	$6.35	$7.18	$7.23	$7.65	$5.28	$8.79

Cost of Investments	$246,030	$479,127	$8,251,299	$735,615	$2,998,167	$1,054,524	$5,739,852

(1)	Formerly named International Growth Service Class Variable Account.

(2)	Formerly named Mid Cap Growth Service Class Variable Account.

See Notes to Financial Statement

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2009 (Unaudited)

	Variable Accounts
	T. Rowe Price	Van Eck
	Equity	Worldwide
	Income — II	Hard Assets

ASSETS
Investments in mutual funds, at value	$21,229,507	$51,599,435
Receivables:
Due from Pacific Life Insurance Company	5,885	4,237

Total Assets	21,235,392	51,603,672

LIABILITIES
Payables:
Fund shares purchased	5,885	4,237
Other	37	14

Total Liabilities	5,922	4,251

NET ASSETS	$21,229,470	$51,599,421

Units Outstanding	2,618,203	2,940,182

Accumulation Unit Value	$8.11	$17.55

Cost of Investments	$30,905,926	$70,455,738

See Notes to Financial Statement

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$57,842	$236,189	$2,896,639	$2,720,612	$13,932,892	$664,255	$682,080

Net Investment Income	57,842	236,189	2,896,639	2,720,612	13,932,892	664,255	682,080

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(711,289)	(533,086)	(4,218,960)	(2,690,057)	(1,437,095)	83,903	(549,164)
Capital gain distributions from affiliated mutual fund investments	—	—	—	6,393,312	27,663,276	—	—

Realized Gain (Loss)	(711,289)	(533,086)	(4,218,960)	3,703,255	26,226,181	83,903	(549,164)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,087,534	1,440,167	14,378,166	8,817,650	244,607	(154,640)	1,551,377

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,434,087	$1,143,270	$13,055,845	$15,241,517	$40,403,680	$593,518	$1,684,293

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$4,573	$3,141	$1,801	$6,661	$21,392	$14,251	$—

Net Investment Income	4,573	3,141	1,801	6,661	21,392	14,251	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(9,815,669)	(1,804,236)	(1,916,282)	(3,687,950)	(1,340,882)	(9,769,182)	(4,044,293)
Capital gain distributions from affiliated mutual fund investments	11,304,748	5,238,870	—	—	—	—	—

Realized Gain (Loss)	1,489,079	3,434,634	(1,916,282)	(3,687,950)	(1,340,882)	(9,769,182)	(4,044,293)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	4,004,569	64,992	3,491,862	5,246,207	4,137,392	20,577,129	10,206,547

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,498,221	$3,502,767	$1,577,381	$1,564,918	$2,817,902	$10,822,198	$6,162,254

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,841,797	$—	$2,307	$59	$7,793	$3,768	$4,365

Net Investment Income	1,841,797	—	2,307	59	7,793	3,768	4,365

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(5,768,282)	(2,651,033)	(2,389,303)	(323,726)	(3,886,098)	(23,739,846)	(1,919,033)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Loss	(5,768,282)	(2,651,033)	(2,389,303)	(323,726)	(3,886,098)	(23,739,846)	(1,919,033)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	19,902,835	6,335,162	4,621,783	1,220,572	10,541,798	34,144,940	9,906,602

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,976,350	$3,684,129	$2,234,787	$896,905	$6,663,493	$10,408,862	$7,991,934

See Notes to Financial Statement

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value (1)	Equity	Growth	Index	Value	Markets	Large-Cap

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$4,834	$—	$46,363	$8,273	$17,354	$7,261

Net Investment Income	—	4,834	—	46,363	8,273	17,354	7,261

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	21,711	(1,299,769)	(1,034,357)	(7,698,095)	(5,041,888)	(4,461,078)	(5,469,188)
Capital gain distributions from affiliated mutual fund investments	—	—	—	10,037,169	—	17,540,046	—

Realized Gain (Loss)	21,711	(1,299,769)	(1,034,357)	2,339,074	(5,041,888)	13,078,968	(5,469,188)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	615,100	1,990,254	6,506,780	1,339,502	5,579,021	16,919,432	10,061,380

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$636,811	$695,319	$5,472,423	$3,724,939	$545,406	$30,015,754	$4,599,453

	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation (1)	Strategy

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$17,620	$12,335	$21,055	$50,093	$—	$—	$2,741,743

Net Investment Income	17,620	12,335	21,055	50,093	—	—	2,741,743

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(1,041,647)	(5,852,419)	(1,803,993)	(8,140,121)	(3,001,215)	399	(2,275,370)
Capital gain distributions from affiliated mutual fund investments	—	—	—	500,356	—	—	—

Realized Gain (Loss)	(1,041,647)	(5,852,419)	(1,803,993)	(7,639,765)	(3,001,215)	399	(2,275,370)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	2,083,073	14,663,313	3,289,980	3,620,734	4,734,009	13,125	3,308,645

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,059,046	$8,823,229	$1,507,042	($3,968,938)	$1,732,794	$13,524	$3,775,018

	Pacific
	Dynamix -	Pacific					BlackRock
	Moderate	Dynamix -					Basic Value
	Growth (1)	Growth (1)	I	II	III	V	V.I. Class III

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$—	$—	$—	$—	$—	$—
Dividends from mutual fund investments	—	—	20,785	150,111	2,800	171,889	—

Net Investment Income	—	—	20,785	150,111	2,800	171,889	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	2	—	(7,352,128)	(2,067,138)	(2,553,778)	(2,161,191)	(512,082)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Capital gain distributions from mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	2	—	(7,352,128)	(2,067,138)	(2,553,778)	(2,161,191)	(512,082)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	722	(3,252)	10,510,352	4,480,881	7,723,305	3,056,241	836,678

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$724	($3,252)	$3,179,009	$2,563,854	$5,172,327	$1,066,939	$324,596

(1)	Operations commenced during 2009 (See Note 1 to Financial Statements).

See Notes to Financial Statement

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)

	Variable Accounts
	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Global Allocation	Contrafund	Freedom Income	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025
	V.I. Class III	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$35,136	$—	$—	$—	$—	$2,269

Net Investment Income	—	35,136	—	—	—	—	2,269

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(926,407)	(2,738,913)	(16,512)	(17,288)	(129,608)	(114,205)	(41,718)
Capital gain distributions from mutual fund investments	—	—	4,846	3,240	5,655	6,276	18,148

Realized Loss	(926,407)	(2,738,913)	(11,666)	(14,048)	(123,953)	(107,929)	(23,570)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	2,438,418	5,672,956	59,073	52,320	200,702	196,570	168,567

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,512,011	$2,969,179	$47,407	$38,272	$76,749	$88,641	$147,266

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP		INTECH Risk-
	Freedom 2030	Growth	Mid Cap	Value Strategies	Overseas	Managed Core	Enterprise
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class (1)	Service Class	Service Class (2)

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$701	$12,738	$561	$77,005	$2,466	$—

Net Investment Income	—	701	12,738	561	77,005	2,466	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(137,298)	(263,682)	(985,695)	(1,063,537)	(3,535,755)	(33,020)	(276,507)
Capital gain distributions from mutual fund investments	10,244	526	—	—	807,694	—	—

Realized Loss	(127,054)	(263,156)	(985,695)	(1,063,537)	(2,728,061)	(33,020)	(276,507)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	176,120	475,255	3,864,485	1,311,496	10,729,490	42,059	703,181

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,066	$212,800	$2,891,528	$248,520	$8,078,434	$11,505	$426,674

	Lazard	Legg Mason	Legg Mason
	Retirement	Partners Variable	Partners Variable	MFS New	MFS		T. Rowe Price
	US Strategic	Aggressive	Mid Cap	Discovery Series	Utilities Series	NACM	Blue Chip
	Equity	Growth — Class II	Core — Class II	Service Class	Service Class	Small Cap	Growth — II

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$—	$—	$—	$111,807	$475	$—

Net Investment Income	—	—	—	—	111,807	475	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(22,112)	(48,861)	(301,701)	(154,557)	(729,475)	(396,419)	(291,094)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	—

Realized Loss	(22,112)	(48,861)	(301,701)	(154,557)	(729,475)	(396,419)	(291,094)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	50,444	86,499	1,129,093	290,831	819,696	423,036	860,395

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,332	$37,638	$827,392	$136,274	$202,028	$27,092	$569,301

(1)	Formerly named International Growth Service Class Variable Account.

(2)	Formerly named Mid Cap Growth Service Class Variable Account.

See Notes to Financial Statement

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)

	Variable Accounts
	T. Rowe Price	Van Eck
	Equity	Worldwide
	Income — II	Hard Assets

INVESTMENT INCOME
Dividends from mutual fund investments	$199,820	$133,457

Net Investment Income	199,820	133,457

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(738,971)	(3,732,814)
Capital gain distributions from mutual fund investments	—	264,653

Realized Loss	(738,971)	(3,468,161)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	1,061,405	13,249,594

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$522,254	$9,914,890

See Notes to Financial Statement

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Diversified Bond		Floating Rate Loan		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$57,842	$1,015,092	$236,189	$616,099	$2,896,639	$6,040,263
Realized loss	(711,289)	(788,475)	(533,086)	(366,637)	(4,218,960)	(2,651,121)
Change in unrealized appreciation (depreciation) on investments	2,087,534	(2,400,035)	1,440,167	(3,061,081)	14,378,166	(21,301,693)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,434,087	(2,173,418)	1,143,270	(2,811,619)	13,055,845	(17,912,551)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,777,632	3,579,880	617,504	1,102,699	2,912,081	6,256,735
Transfers between variable and fixed accounts, net	1,046,057	(2,751,899)	3,372,513	529,816	15,828,845	9,920,653
Transfers—policy charges and deductions	(1,375,852)	(2,348,163)	(463,283)	(753,906)	(3,021,778)	(4,715,015)
Transfers—surrenders	(862,504)	(1,007,782)	(258,191)	(351,265)	(1,457,623)	(3,526,449)
Transfers—other	(231,141)	(355,884)	(83,799)	(135,929)	184,893	(616,983)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	354,192	(2,883,848)	3,184,744	391,415	14,446,418	7,318,941

NET INCREASE (DECREASE) IN NET ASSETS	1,788,279	(5,057,266)	4,328,014	(2,420,204)	27,502,263	(10,593,610)

NET ASSETS
Beginning of Year or Period	23,379,628	28,436,894	7,029,314	9,449,518	66,223,004	76,816,614

End of Year or Period	$25,167,907	$23,379,628	$11,357,328	$7,029,314	$93,725,267	$66,223,004

	Inflation Managed		Managed Bond		Money Market

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,720,612	$5,126,795	$13,932,892	$18,097,426	$664,255	$5,398,578
Realized gain (loss)	3,703,255	(3,449,176)	26,226,181	2,622,319	83,903	949,480
Change in unrealized appreciation (depreciation) on investments	8,817,650	(19,447,075)	244,607	(28,768,289)	(154,640)	(546,119)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,241,517	(17,769,456)	40,403,680	(8,048,544)	593,518	5,801,939

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	7,202,342	15,804,865	12,320,897	27,823,537	99,903,778	196,539,981
Transfers between variable and fixed accounts, net	(6,929,043)	2,169,168	1,697,360	(15,502,681)	(10,964,231)	(56,812,089)
Transfers—policy charges and deductions	(6,737,132)	(12,642,795)	(13,268,964)	(22,993,343)	(16,998,727)	(26,618,019)
Transfers—surrenders	(5,316,342)	(7,934,766)	(5,645,272)	(13,925,960)	(25,418,276)	(40,327,810)
Transfers—other	(906,589)	(1,611,484)	(1,451,127)	(2,268,169)	(7,896,757)	(14,263,296)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(12,686,764)	(4,215,012)	(6,347,106)	(26,866,616)	38,625,787	58,518,767

NET INCREASE (DECREASE) IN NET ASSETS	2,554,753	(21,984,468)	34,056,574	(34,915,160)	39,219,305	64,320,706

NET ASSETS
Beginning of Year or Period	154,324,441	176,308,909	378,720,069	413,635,229	297,173,335	232,852,629

End of Year or Period	$156,879,194	$154,324,441	$412,776,643	$378,720,069	$336,392,640	$297,173,335

(1)	Unaudited.

See Notes to Financial Statement

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$682,080	$1,784,852	$4,573	$369,953	$3,141	$856,343
Realized gain (loss)	(549,164)	(766,496)	1,489,079	7,994,380	3,434,634	2,089,210
Change in unrealized appreciation (depreciation) on investments	1,551,377	(3,445,533)	4,004,569	(42,993,043)	64,992	(30,484,499)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,684,293	(2,427,177)	5,498,221	(34,628,710)	3,502,767	(27,538,946)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,489,327	5,187,897	4,134,012	9,425,349	3,820,790	9,148,704
Transfers between variable and fixed accounts, net	(928,832)	669,825	(7,500,715)	16,318,885	(77,423)	4,156,706
Transfers—policy charges and deductions	(2,191,682)	(3,774,165)	(2,605,672)	(5,467,406)	(2,666,042)	(5,535,731)
Transfers—surrenders	(1,156,423)	(2,119,655)	(1,750,493)	(1,894,189)	(1,037,449)	(2,650,891)
Transfers—other	(127,556)	(1,470,082)	(177,483)	(677,675)	(99,539)	(735,953)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,915,166)	(1,506,180)	(7,900,351)	17,704,964	(59,663)	4,382,835

NET INCREASE (DECREASE) IN NET ASSETS	(230,873)	(3,933,357)	(2,402,130)	(16,923,746)	3,443,104	(23,156,111)

NET ASSETS
Beginning of Year or Period	41,850,977	45,784,334	46,308,882	63,232,628	45,924,261	69,080,372

End of Year or Period	$41,620,104	$41,850,977	$43,906,752	$46,308,882	$49,367,365	$45,924,261

	Comstock		Diversified Research		Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,801	$1,296,903	$6,661	$533,677	$21,392	$200,702
Realized gain (loss)	(1,916,282)	666,453	(3,687,950)	9,459,287	(1,340,882)	5,718,147
Change in unrealized appreciation (depreciation) on investments	3,491,862	(29,311,087)	5,246,207	(32,684,362)	4,137,392	(24,834,989)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,577,381	(27,347,731)	1,564,918	(22,691,398)	2,817,902	(18,916,140)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,528,364	9,403,221	2,061,104	5,908,116	1,640,393	3,793,940
Transfers between variable and fixed accounts, net	1,864,530	(11,946,830)	(4,249,710)	(13,830,925)	(420,811)	(2,434,902)
Transfers—policy charges and deductions	(2,488,936)	(5,273,983)	(1,656,000)	(3,993,056)	(1,503,955)	(3,381,274)
Transfers—surrenders	(1,219,806)	(2,206,146)	(517,522)	(3,039,083)	(885,500)	(2,003,785)
Transfers—other	(220,415)	(660,928)	(246,608)	(278,683)	(5,347)	(244,684)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,463,737	(10,684,666)	(4,608,736)	(15,233,631)	(1,175,220)	(4,270,705)

NET INCREASE (DECREASE) IN NET ASSETS	3,041,118	(38,032,397)	(3,043,818)	(37,925,029)	1,642,682	(23,186,845)

NET ASSETS
Beginning of Year or Period	45,345,266	83,377,663	33,277,837	71,202,866	26,180,303	49,367,148

End of Year or Period	$48,386,384	$45,345,266	$30,234,019	$33,277,837	$27,822,985	$26,180,303

(1)	Unaudited.

See Notes to Financial Statement

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Equity Index		Focused 30		Growth LT

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$14,251	$9,180,322	$—	$20,780	$1,841,797	$1,190,524
Realized gain (loss)	(9,769,182)	9,457,365	(4,044,293)	5,905,145	(5,768,282)	30,516,736
Change in unrealized appreciation (depreciation) on investments	20,577,129	(223,582,824)	10,206,547	(36,331,697)	19,902,835	(150,262,120)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,822,198	(204,945,137)	6,162,254	(30,405,772)	15,976,350	(118,554,860)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	18,649,278	40,957,916	1,748,690	4,224,311	9,018,907	22,715,332
Transfers between variable and fixed accounts, net	11,257,941	23,937,289	(6,584,182)	9,813,229	(3,011,275)	(20,859,960)
Transfers—policy charges and deductions	(15,371,197)	(31,517,097)	(1,353,409)	(2,876,282)	(9,172,303)	(19,706,277)
Transfers—surrenders	(7,511,284)	(30,581,165)	(601,101)	(1,104,686)	(5,093,110)	(13,560,387)
Transfers—other	24,531	(2,311,779)	(140,062)	(494,578)	(340,938)	(1,451,072)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,049,269	485,164	(6,930,064)	9,561,994	(8,598,719)	(32,862,364)

NET INCREASE (DECREASE) IN NET ASSETS	17,871,467	(204,459,973)	(767,810)	(20,843,778)	7,377,631	(151,417,224)

NET ASSETS
Beginning of Year or Period	347,463,802	551,923,775	29,783,940	50,627,718	162,407,213	313,824,437

End of Year or Period	$365,335,269	$347,463,802	$29,016,130	$29,783,940	$169,784,844	$162,407,213

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$2,307	$2,293,002	$59	$90,844
Realized gain (loss)	(2,651,033)	11,311,285	(2,389,303)	5,927,929	(323,726)	(140,085)
Change in unrealized appreciation (depreciation) on investments	6,335,162	(43,691,736)	4,621,783	(61,997,771)	1,220,572	(6,004,596)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,684,129	(32,380,451)	2,234,787	(53,776,840)	896,905	(6,053,837)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,171,013	7,196,367	6,464,278	14,911,364	1,289,021	1,503,855
Transfers between variable and fixed accounts, net	5,978,801	2,684,526	7,214,402	(3,101,980)	5,596,509	17,581,098
Transfers—policy charges and deductions	(2,311,576)	(4,812,736)	(5,388,803)	(11,268,009)	(791,436)	(882,768)
Transfers—surrenders	(1,050,735)	(2,144,106)	(2,554,013)	(5,904,356)	(346,745)	(291,246)
Transfers—other	(442,710)	(296,021)	(313,398)	(596,463)	(123,548)	(67,762)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,344,793	2,628,030	5,422,466	(5,959,444)	5,623,801	17,843,177

NET INCREASE (DECREASE) IN NET ASSETS	9,028,922	(29,752,421)	7,657,253	(59,736,284)	6,520,706	11,789,340

NET ASSETS
Beginning of Year or Periods	33,179,269	62,931,690	98,977,865	158,714,149	11,789,340	—

End of Year or Periods	$42,208,191	$33,179,269	$106,635,118	$98,977,865	$18,310,046	$11,789,340

(1)	Unaudited.

(2)	Operations commenced on May 2, 2008.

See Notes to Financial Statement

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Periods Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Main Street Core		Mid-Cap Equity (2)		Mid-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,793	$1,909,581	$3,768	$2,638,122	$4,365	$63,080
Realized gain (loss)	(3,886,098)	15,923,626	(23,739,846)	25,928,219	(1,919,033)	9,013,699
Change in unrealized appreciation (depreciation) on investments	10,541,798	(81,505,834)	34,144,940	(104,107,889)	9,906,602	(39,432,039)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,663,493	(63,672,627)	10,408,862	(75,541,548)	7,991,934	(30,355,260)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	5,647,422	13,932,285	7,792,813	20,464,919	2,802,256	6,912,213
Transfers between variable and fixed accounts, net	(7,653,360)	(4,279,301)	(22,986,066)	(9,306,488)	5,643,133	(7,264,693)
Transfers—policy charges and deductions	(4,948,624)	(10,787,952)	(5,852,535)	(13,195,649)	(2,099,268)	(4,515,174)
Transfers—surrenders	(2,901,598)	(7,415,589)	(2,987,347)	(6,352,108)	(755,107)	(1,968,226)
Transfers—other	(99,585)	(865,415)	(396,754)	(1,705,303)	(236,399)	(621,102)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,955,745)	(9,415,972)	(24,429,889)	(10,094,629)	5,354,615	(7,456,982)

NET INCREASE (DECREASE) IN NET ASSETS	(3,292,252)	(73,088,599)	(14,021,027)	(85,636,177)	13,346,549	(37,812,242)

NET ASSETS
Beginning of Year or Period	98,370,807	171,459,406	118,162,029	203,798,206	32,212,994	70,025,236

End of Year or Period	$95,078,555	$98,370,807	$104,141,002	$118,162,029	$45,559,543	$32,212,994

	Mid-Cap Value (3)		Small-Cap Equity		Small-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$4,834	$89,970	$—	$—
Realized gain (loss)	21,711		(1,299,769)	123,500	(1,034,357)	5,598,087
Change in unrealized appreciation (depreciation) on investments	615,100		1,990,254	(5,221,333)	6,506,780	(29,796,598)

Net Increase (Decrease) in Net Assets Resulting from Operations	636,811		695,319	(5,007,863)	5,472,423	(24,198,511)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	380,185		1,193,501	2,234,062	2,026,330	4,957,731
Transfers between variable and fixed accounts, net	12,281,597		(917,378)	7,599,632	(1,266,530)	2,681,215
Transfers—policy charges and deductions	(230,440)		(771,043)	(1,253,182)	(1,585,810)	(3,233,360)
Transfers—surrenders	(116,669)		(430,458)	(403,834)	(783,900)	(1,657,614)
Transfers—other	(42,772)		(1,786)	(86,265)	(25,084)	(415,728)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	12,271,901		(927,164)	8,090,413	(1,634,994)	2,332,244

NET INCREASE (DECREASE) IN NET ASSETS	12,908,712		(231,845)	3,082,550	3,837,429	(21,866,267)

NET ASSETS
Beginning of Year or Periods	—		14,496,396	11,413,846	28,720,306	50,586,573

End of Year or Periods	$12,908,712		$14,264,551	$14,496,396	$32,557,735	$28,720,306

(1)	Unaudited.

(2)	Formerly named Mid-Cap Value Variable Account.

(3)	Operations commenced during 2009 (See Note 1 to Financial Statements).

See Notes to Financial Statement

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Small-Cap Index		Small-Cap Value		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$46,363	$4,417,250	$8,273	$1,523,598	$17,354	$2,038,432
Realized gain (loss)	2,339,074	20,470,370	(5,041,888)	3,772,423	13,078,968	38,338,725
Change in unrealized appreciation (depreciation) on investments	1,339,502	(111,194,667)	5,579,021	(24,375,256)	16,919,432	(118,152,611)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,724,939	(86,307,047)	545,406	(19,079,235)	30,015,754	(77,775,454)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,133,756	16,673,586	2,718,348	6,166,199	4,920,218	12,359,938
Transfers between variable and fixed accounts, net	(6,049,732)	(17,021,436)	291,085	6,200,432	(2,563,082)	(14,532,935)
Transfers—policy charges and deductions	(6,167,413)	(13,945,569)	(1,952,567)	(3,960,864)	(4,022,074)	(8,585,682)
Transfers—surrenders	(4,251,511)	(11,290,457)	(967,302)	(1,268,192)	(1,758,725)	(4,839,981)
Transfers—other	(61,128)	(2,175,915)	(217,299)	(943,926)	(326,515)	(2,019,413)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,396,028)	(27,759,791)	(127,735)	6,193,649	(3,750,178)	(17,618,073)

NET INCREASE (DECREASE) IN NET ASSETS	(6,671,089)	(114,066,838)	417,671	(12,885,586)	26,265,576	(95,393,527)

NET ASSETS
Beginning of Year or Period	154,492,786	268,559,624	48,025,798	60,911,384	82,375,964	177,769,491

End of Year or Period	$147,821,697	$154,492,786	$48,443,469	$48,025,798	$108,641,540	$82,375,964

	International Large-Cap		International Small-Cap		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,261	$3,519,457	$17,620	$464,866	$12,335	$6,531,012
Realized gain (loss)	(5,469,188)	40,172,932	(1,041,647)	(114,126)	(5,852,419)	21,617,596
Change in unrealized appreciation (depreciation) on investments	10,061,380	(111,436,559)	2,083,073	(12,206,545)	14,663,313	(167,411,529)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,599,453	(67,744,170)	1,059,046	(11,855,805)	8,823,229	(139,262,921)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,923,802	17,994,464	1,424,784	3,606,317	8,514,759	23,174,580
Transfers between variable and fixed accounts, net	(4,933,776)	(1,786,581)	377,115	2,184,160	(11,038,334)	(11,495,377)
Transfers—policy charges and deductions	(5,611,949)	(11,731,363)	(838,750)	(1,681,896)	(6,659,590)	(15,900,772)
Transfers—surrenders	(2,558,413)	(6,793,114)	(350,741)	(706,984)	(3,785,921)	(10,915,568)
Transfers—other	(52,029)	(1,275,173)	(49,534)	(216,501)	(499,285)	(1,992,023)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,232,365)	(3,591,767)	562,874	3,185,096	(13,468,371)	(17,129,160)

NET INCREASE (DECREASE) IN NET ASSETS	(1,632,912)	(71,335,937)	1,621,920	(8,670,709)	(4,645,142)	(156,392,081)

NET ASSETS
Beginning of Year or Period	121,327,391	192,663,328	15,110,867	23,781,576	149,496,258	305,888,339

End of Year or Period	$119,694,479	$121,327,391	$16,732,787	$15,110,867	$144,851,116	$149,496,258

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Periods Ended	Year Ended	Period Ended	Year Ended	Periods Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Health Sciences		Real Estate		Technology

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$21,055	$269,679	$50,093	$3,028,938	$—	$16,884
Realized gain (loss)	(1,803,993)	2,826,861	(7,639,765)	26,102,739	(3,001,215)	2,861,783
Change in unrealized appreciation (depreciation) on investments	3,289,980	(10,408,585)	3,620,734	(64,005,170)	4,734,009	(14,255,499)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,507,042	(7,312,045)	(3,968,938)	(34,873,493)	1,732,794	(11,376,832)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	904,343	2,632,800	3,048,829	8,108,882	560,905	1,693,850
Transfers between variable and fixed accounts, net	(305,546)	1,592,251	42,464	(789,326)	(1,565,757)	(913,258)
Transfers—policy charges and deductions	(754,017)	(1,499,835)	(2,397,272)	(6,016,645)	(572,822)	(1,234,957)
Transfers—surrenders	(290,299)	(1,184,353)	(1,517,510)	(3,229,004)	(195,848)	(680,255)
Transfers—other	(411,736)	(184,661)	13,687	(820,831)	(68,897)	(107,432)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(857,255)	1,356,202	(809,802)	(2,746,924)	(1,842,419)	(1,242,052)

NET INCREASE (DECREASE) IN NET ASSETS	649,787	(5,955,843)	(4,778,740)	(37,620,417)	(109,625)	(12,618,884)

NET ASSETS
Beginning of Year or Period	17,348,617	23,304,460	54,036,431	91,656,848	10,078,433	22,697,317

End of Year or Period	$17,998,404	$17,348,617	$49,257,691	$54,036,431	$9,968,808	$10,078,433

	American Funds				Pacific Dynamix -
	Asset Allocation (2)		Multi-Strategy		Moderate Growth (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$2,741,743	$116,980	$—
Realized gain (loss)	399		(2,275,370)	5,505,754	2
Change in unrealized appreciation (depreciation) on investments	13,125		3,308,645	(46,858,982)	722

Net Increase (Decrease) in Net Assets Resulting from Operations	13,524		3,775,018	(41,236,248)	724

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	7,965		2,332,497	5,768,862	11
Transfers between variable and fixed accounts, net	428,905		(2,315,555)	(1,989,868)	49,687
Transfers—policy charges and deductions	(3,715)		(2,308,255)	(5,442,270)	(106)
Transfers—surrenders	—		(1,387,253)	(6,556,678)	—
Transfers—other	11		18,442	(1,003,031)	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	433,166		(3,660,124)	(9,222,985)	49,591

NET INCREASE (DECREASE) IN NET ASSETS	446,690		114,894	(50,459,233)	50,315

NET ASSETS
Beginning of Year or Periods	—		48,183,776	98,643,009	—

End of Year or Periods	$446,690		$48,298,670	$48,183,776	$50,315

(1)	Unaudited.

(2)	Operations commenced during 2009 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Periods Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Pacific Dynamix – Growth (2)		I		II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$20,785	$2,800,210	$150,111	$6,423
Realized gain (loss)	—		(7,352,128)	3,158,077	(2,067,138)	1,609,528
Change in unrealized appreciation (depreciation) on investments	(3,252)		10,510,352	(50,432,755)	4,480,881	(21,692,255)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,252)		3,179,009	(44,474,468)	2,563,854	(20,076,304)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	65		2,714,596	7,204,220	1,240,135	2,937,932
Transfers between variable and fixed accounts, net	491,591		(3,617,391)	(14,182,057)	(2,084,578)	3,413,263
Transfers—policy charges and deductions	(14)		(1,981,809)	(4,695,271)	(867,676)	(1,844,586)
Transfers—surrenders	—		(614,788)	(2,343,352)	(338,329)	(915,263)
Transfers—other	—		269,269	(914,370)	41,765	(186,489)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	491,642		(3,230,123)	(14,930,830)	(2,008,683)	3,404,857

NET INCREASE (DECREASE) IN NET ASSETS	488,390		(51,114)	(59,405,298)	555,171	(16,671,447)

NET ASSETS
Beginning of Year or Periods	—		59,256,956	118,662,254	21,954,840	38,626,287

End of Year or Periods	$488,390		$59,205,842	$59,256,956	$22,510,011	$21,954,840

					BlackRock Basic Value
	III		V		V.I. Class III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,800	$—	$171,889	$11,705	$—	$155,920
Realized gain (loss)	(2,553,778)	(118,770)	(2,161,191)	257,027	(512,082)	(676,868)
Change in unrealized appreciation (depreciation) on investments	7,723,305	(21,075,694)	3,056,241	(10,240,219)	836,678	(2,339,917)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,172,327	(21,194,464)	1,066,939	(9,971,487)	324,596	(2,860,865)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,655,720	3,204,391	991,699	2,268,004	377,334	901,273
Transfers between variable and fixed accounts, net	(860,862)	1,327,852	(1,208,446)	5,905,905	788,143	2,849,847
Transfers—policy charges and deductions	(1,113,685)	(2,425,879)	(789,034)	(1,446,925)	(207,856)	(371,277)
Transfers—surrenders	(297,897)	(1,362,939)	(87,626)	(841,653)	(88,270)	(59,916)
Transfers—other	219,998	(470,645)	143,224	(109,878)	6,925	(73,038)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(396,726)	272,780	(950,183)	5,775,453	876,276	3,246,889

NET INCREASE (DECREASE) IN NET ASSETS	4,775,601	(20,921,684)	116,756	(4,196,034)	1,200,872	386,024

NET ASSETS
Beginning of Year or Period	29,764,785	50,686,469	20,313,595	24,509,629	5,407,138	5,021,114

End of Year or Period	$34,540,386	$29,764,785	$20,430,351	$20,313,595	$6,608,010	$5,407,138

(1)	Unaudited.

(2)	Operations commenced during 2009 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	BlackRock Global Allocation		Fidelity VIP Contrafund		Fidelity VIP Freedom Income
	V.I. Class III		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$586,794	$35,136	$416,087	$—	$13,081
Realized loss	(926,407)	(1,129,060)	(2,738,913)	(4,795,630)	(11,666)	(3,289)
Change in unrealized appreciation (depreciation) on investments	2,438,418	(5,222,218)	5,672,956	(21,904,535)	59,073	(17,454)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,512,011	(5,764,484)	2,969,179	(26,284,078)	47,407	(7,662)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,525,723	2,450,149	2,162,010	5,909,642	28,943	11,749
Transfers between variable and fixed accounts, net	4,525,904	16,058,303	(593,581)	3,361,662	774,263	361,834
Transfers—policy charges and deductions	(1,084,230)	(1,452,600)	(1,344,656)	(2,809,421)	(23,593)	(6,684)
Transfers—surrenders	(255,216)	(545,875)	(753,462)	(1,084,930)	(27,745)	(13,723)
Transfers—other	(83,333)	(288,476)	(85,929)	(403,701)	162	(3,384)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,628,848	16,221,501	(615,618)	4,973,252	752,030	349,792

NET INCREASE (DECREASE) IN NET ASSETS	6,140,859	10,457,017	2,353,561	(21,310,826)	799,437	342,130

NET ASSETS
Beginning of Year or Period	22,240,628	11,783,611	35,675,424	56,986,250	353,588	11,458

End of Year or Period	$28,381,487	$22,240,628	$38,028,985	$35,675,424	$1,153,025	$353,588

	Fidelity VIP Freedom 2010		Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$12,833	$—	$22,985	$—	$23,331
Realized gain (loss)	(14,048)	(376,555)	(123,953)	(3,862)	(107,929)	13,389
Change in unrealized appreciation (depreciation) on investments	52,320	(69,266)	200,702	(180,024)	196,570	(299,869)

Net Increase (Decrease) in Net Assets Resulting from Operations	38,272	(432,988)	76,749	(160,901)	88,641	(263,149)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	69,725	671,541	59,711	59,498	132,984	169,979
Transfers between variable and fixed accounts, net	151,382	254,390	453,262	713,026	160,262	837,482
Transfers—policy charges and deductions	(23,922)	(157,650)	(43,931)	(50,188)	(57,589)	(51,854)
Transfers—surrenders	(26,907)	(22,687)	(99,323)	(1,057)	(8,094)	(26,026)
Transfers—other	(711)	(2,477)	15,202	(178,589)	(55,085)	278

Net Increase in Net Assets Derived from Policy Transactions	169,567	743,117	384,921	542,690	172,478	929,859

NET INCREASE IN NET ASSETS	207,839	310,129	461,670	381,789	261,119	666,710

NET ASSETS
Beginning of Year or Period	394,202	84,073	719,351	337,562	760,537	93,827

End of Year or Period	$602,041	$394,202	$1,181,021	$719,351	$1,021,656	$760,537

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030		Fidelity VIP Growth
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,269	$51,958	$—	$18,092	$701	$37,476
Realized gain (loss)	(23,570)	106,366	(127,054)	(47,141)	(263,156)	(92,890)
Change in unrealized appreciation (depreciation) on investments	168,567	(998,538)	176,120	(318,281)	475,255	(3,190,823)

Net Increase (Decrease) in Net Assets Resulting from Operations	147,266	(840,214)	49,066	(347,330)	212,800	(3,246,237)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	86,070	127,256	113,207	157,984	131,831	300,750
Transfers between variable and fixed accounts, net	91,543	121,410	65,534	854,270	421,660	3,811,105
Transfers—policy charges and deductions	(78,591)	(148,094)	(39,881)	(47,766)	(113,209)	(247,772)
Transfers—surrenders	(9,908)	(932)	(553)	(110,176)	(104,076)	(31,082)
Transfers—other	(5,108)	(5,505)	(347)	180	(5,176)	(22,385)

Net Increase in Net Assets Derived from Policy Transactions	84,006	94,135	137,960	854,492	331,030	3,810,616

NET INCREASE (DECREASE) IN NET ASSETS	231,272	(746,079)	187,026	507,162	543,830	564,379

NET ASSETS
Beginning of Year or Period	1,667,848	2,413,927	643,494	136,332	4,120,601	3,556,222

End of Year or Period	$1,899,120	$1,667,848	$830,520	$643,494	$4,664,431	$4,120,601

	Fidelity VIP Mid Cap		Fidelity VIP Value Strategies		Overseas
	Service Class 2		Service Class 2		Service Class (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$12,738	$64,703	$561	$13,128	$77,005	$243,316
Realized gain (loss)	(985,695)	2,882,844	(1,063,537)	(639,545)	(2,728,061)	523,764
Change in unrealized appreciation (depreciation) on investments	3,864,485	(15,434,842)	1,311,496	(999,345)	10,729,490	(16,926,725)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,891,528	(12,487,295)	248,520	(1,625,762)	8,078,434	(16,159,645)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,136,565	2,715,846	180,625	355,225	1,219,568	1,560,415
Transfers between variable and fixed accounts, net	923,468	(297,312)	976,045	(1,209,334)	575,197	25,518,734
Transfers—policy charges and deductions	(766,967)	(1,469,291)	(111,846)	(234,638)	(901,702)	(2,323,884)
Transfers—surrenders	(498,741)	(519,222)	(73,589)	(195,835)	(321,183)	(328,228)
Transfers—other	46,278	(147,768)	(92,465)	(14,741)	(4,622)	(210,897)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	840,603	282,253	878,770	(1,299,323)	567,258	24,216,140

NET INCREASE (DECREASE) IN NET ASSETS	3,732,131	(12,205,042)	1,127,290	(2,925,085)	8,645,692	8,056,495

NET ASSETS
Beginning of Year or Period	19,236,052	31,441,094	1,372,358	4,297,443	18,429,844	10,373,349

End of Year or Period	$22,968,183	$19,236,052	$2,499,648	$1,372,358	$27,075,536	$18,429,844

(1)	Unaudited.

(2)	Formerly named International Growth Service Class Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	INTECH Risk-Managed Core		Enterprise		Lazard Retirement
	Service Class		Service Class (2)		US Strategic Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,466	$2,757	$—	$2,680	$—	$920
Realized gain (loss)	(33,020)	(444,333)	(276,507)	44,602	(22,112)	(12,084)
Change in unrealized appreciation (depreciation) on investments	42,059	(38,953)	703,181	(1,859,894)	50,444	(18,082)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,505	(480,529)	426,674	(1,812,612)	28,332	(29,246)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	38,401	51,374	147,692	327,647	16,391	20,318
Transfers between variable and fixed accounts, net	164,385	722,167	(255,854)	3,502,581	151,697	72,502
Transfers—policy charges and deductions	(20,214)	(82,856)	(77,708)	(99,061)	(9,581)	(8,981)
Transfers—surrenders	(220)	(71,204)	(21,694)	(17,123)	(26)	—
Transfers—other	6,863	(45,708)	(3,551)	(58,987)	(198)	103

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	189,215	573,773	(211,115)	3,655,057	158,283	83,942

NET INCREASE IN NET ASSETS	200,720	93,244	215,559	1,842,445	186,615	54,696

NET ASSETS
Beginning of Year or Period	251,099	157,855	2,757,111	914,666	87,381	32,685

End of Year or Period	$451,819	$251,099	$2,972,670	$2,757,111	$273,996	$87,381

	Legg Mason Partners Variable		Legg Mason Partners Variable		MFS New Discovery Series
	Aggressive Growth — Class II		Mid Cap Core — Class II		Service Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized loss	(48,861)	(31,909)	(301,701)	(70,799)	(154,557)	(56,894)
Change in unrealized appreciation (depreciation) on investments	86,499	(71,965)	1,129,093	(2,111,950)	290,831	(216,017)

Net Increase (Decrease) in Net Assets Resulting from Operations	37,638	(103,874)	827,392	(2,182,749)	136,274	(272,911)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	20,882	56,080	51,880	73,354	59,765	63,295
Transfers between variable and fixed accounts, net	148,819	297,898	365,332	8,220,995	118,775	557,214
Transfers—policy charges and deductions	(18,126)	(26,199)	(149,630)	(88,598)	(26,488)	(24,179)
Transfers—surrenders	(748)	—	(120,821)	(1,819)	(9,450)	(8,476)
Transfers—other	(298)	362	119,166	3,734	(378)	75

Net Increase in Net Assets Derived from Policy Transactions	150,529	328,141	265,927	8,207,666	142,224	587,929

NET INCREASE IN NET ASSETS	188,167	224,267	1,093,319	6,024,917	278,498	315,018

NET ASSETS
Beginning of Year or Period	303,371	79,104	6,147,689	122,772	528,886	213,868

End of Year or Period	$491,538	$303,371	$7,241,008	$6,147,689	$807,384	$528,886

(1)	Unaudited.

(2)	Formerly named Mid Cap Growth Service Class Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	MFS Utilities Series				T. Rowe Price
	Service Class		NACM Small Cap (2)		Blue Chip Growth — II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$111,807	$59,498	$475	$—	$—	$4,829
Realized gain (loss)	(729,475)	(1,080,755)	(396,419)	86,635	(291,094)	(167,354)
Change in unrealized appreciation (depreciation) on investments	819,696	(1,851,470)	423,036	(593,869)	860,395	(2,122,224)

Net Increase (Decrease) in Net Assets Resulting from Operations	202,028	(2,872,727)	27,092	(507,234)	569,301	(2,284,749)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	174,758	398,132	50,822	115,870	316,235	678,912
Transfers between variable and fixed accounts, net	(472,651)	(8,727,545)	47,574	1,136,164	944,480	75,136
Transfers—policy charges and deductions	(110,104)	(302,406)	(24,877)	(32,116)	(241,638)	(434,624)
Transfers—surrenders	(101,400)	(108,740)	(19,763)	(1,076)	(130,587)	(203,502)
Transfers—other	(77,387)	(28,939)	(407)	(54,522)	(34,556)	(30,490)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(586,784)	(8,769,498)	53,349	1,164,320	853,934	85,432

NET INCREASE (DECREASE) IN NET ASSETS	(384,756)	(11,642,225)	80,441	657,086	1,423,235	(2,199,317)

NET ASSETS
Beginning of Year or Period	2,694,522	14,336,747	797,193	140,107	3,262,380	5,461,697

End of Year or Period	$2,309,766	$2,694,522	$877,634	$797,193	$4,685,615	$3,262,380

	T. Rowe Price		Van Eck
	Equity Income — II		Worldwide Hard Assets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$199,820	$567,669	$133,457	$171,913
Realized gain (loss)	(738,971)	(2,177,581)	(3,468,161)	10,407,498
Change in unrealized appreciation (depreciation) on investments	1,061,405	(9,219,989)	13,249,594	(47,039,325)

Net Increase (Decrease) in Net Assets Resulting from Operations	522,254	(10,829,901)	9,914,890	(36,459,914)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,191,771	2,422,784	1,961,714	5,697,057
Transfers between variable and fixed accounts, net	1,952,770	516,816	(281,072)	15,276,266
Transfers—policy charges and deductions	(692,217)	(1,428,817)	(1,767,874)	(3,044,375)
Transfers—surrenders	(212,789)	(677,609)	(430,223)	(2,005,527)
Transfers—other	(6,709)	(229,598)	108,221	(390,953)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,232,826	603,576	(409,234)	15,532,468

NET INCREASE (DECREASE) IN NET ASSETS	2,755,080	(10,226,325)	9,505,656	(20,927,446)

NET ASSETS
Beginning of Year or Period	18,474,390	28,700,715	42,093,765	63,021,211

End of Year or Period	$21,229,470	$18,474,390	$51,599,421	$42,093,765

(1)	Unaudited.

(2)	Formerly named OpCap Small Cap Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts. The expense ratios do not include expenses of the underlying portfolios/funds in which the variable accounts invest.

	At the End of Each Year or Period			Ratios of
				Investment
Variable Accounts		Total Units	Total Net	Income to Average	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Returns (2)

Diversified Bond
01/01/2009 - 06/30/2009 (Unaudited)	$10.42	2,414,307	$25,167,907	0.48%	6.09%
2008	9.83	2,379,452	23,379,628	3.84%	(7.80%)
2007	10.66	2,668,272	28,436,894	5.09%	1.32%
05/01/2006 - 12/31/2006	10.52	997,088	10,488,157	4.65%	5.19%

Floating Rate Loan
01/01/2009 - 06/30/2009 (Unaudited)	$7.90	1,437,020	$11,357,328	5.30%	13.89%
2008	6.94	1,012,929	7,029,314	6.98%	(29.28%)
05/04/2007 - 12/31/2007	9.81	962,991	9,449,518	7.28%	(1.89%)

High Yield Bond
01/01/2009 - 06/30/2009 (Unaudited)	$36.66	2,556,457	$93,725,267	7.42%	18.04%
2008	31.06	2,132,137	66,223,004	8.71%	(22.20%)
2007	39.92	1,924,183	76,816,614	7.58%	2.44%
2006	38.97	1,921,427	74,879,252	7.33%	9.42%
2005	35.61	2,046,323	72,878,683	7.05%	2.37%
2004	34.79	2,241,878	77,993,215	7.12%	9.42%

Inflation Managed
01/01/2009 - 06/30/2009 (Unaudited)	$41.99	3,736,196	$156,879,194	3.58%	10.45%
2008	38.02	4,059,495	154,324,441	2.85%	(9.34%)
2007	41.93	4,204,544	176,308,909	4.27%	10.14%
2006	38.07	4,088,136	155,646,544	3.97%	0.52%
2005	37.88	4,076,452	154,399,403	3.00%	2.54%
2004	36.94	3,319,185	122,599,913	0.83%	8.90%

Managed Bond
01/01/2009 - 06/30/2009 (Unaudited)	$46.12	8,949,712	$412,776,643	7.28%	10.91%
2008	41.59	9,106,840	378,720,069	4.41%	(1.71%)
2007	42.31	9,776,620	413,635,229	4.47%	8.53%
2006	38.98	9,025,168	351,828,277	4.05%	4.81%
2005	37.19	8,493,958	315,929,669	3.40%	2.63%
2004	36.24	6,211,565	225,105,497	2.96%	5.38%

Money Market
01/01/2009 - 06/30/2009 (Unaudited)	$23.42	14,362,220	$336,392,640	0.42%	0.19%
2008	23.38	12,712,480	297,173,335	2.15%	2.36%
2007	22.84	10,196,175	232,852,629	4.85%	4.99%
2006	21.75	8,657,137	188,307,581	4.64%	4.69%
2005	20.78	9,011,395	187,232,550	2.74%	2.82%
2004	20.21	13,542,076	273,645,486	1.01%	1.01%

Short Duration Bond
01/01/2009 - 06/30/2009 (Unaudited)	$11.19	3,720,634	$41,620,104	3.37%	4.26%
2008	10.73	3,900,654	41,850,977	3.87%	(5.09%)
2007	11.31	4,049,884	45,784,334	4.52%	4.47%
2006	10.82	4,144,613	44,852,141	4.11%	4.27%
2005	10.38	3,819,364	39,640,832	3.05%	1.57%
2004	10.22	3,222,976	32,932,836	2.57%	1.21%

American Funds Growth
01/01/2009 - 06/30/2009 (Unaudited)	$9.28	4,733,286	$43,906,752	0.02%	12.72%
2008	8.23	5,627,232	46,308,882	0.60%	(44.19%)
2007	14.74	4,288,451	63,232,628	0.42%	11.93%
2006	13.17	4,463,397	58,796,109	0.69%	9.81%
05/03/2005 - 12/31/2005	12.00	2,211,749	26,532,950	0.78%	19.96%

American Funds Growth-Income
01/01/2009 - 06/30/2009 (Unaudited)	$8.80	5,611,803	$49,367,365	0.01%	7.64%
2008	8.17	5,619,154	45,924,261	1.41%	(38.08%)
2007	13.20	5,233,800	69,080,372	1.31%	4.66%
2006	12.61	4,458,099	56,224,609	1.62%	14.77%
05/03/2005 - 12/31/2005	10.99	1,681,919	18,481,536	1.92%	9.88%

Comstock
01/01/2009 - 06/30/2009 (Unaudited)	$8.12	5,960,432	$48,386,384	0.01%	3.25%
2008	7.86	5,767,472	45,345,266	2.02%	(36.79%)
2007	12.44	6,703,119	83,377,663	1.54%	(3.01%)
2006	12.83	4,730,546	60,669,698	1.76%	16.33%
2005	11.02	3,673,500	40,498,213	1.39%	4.36%
2004	10.56	4,333,807	45,781,297	1.88%	17.17%

Diversified Research
01/01/2009 - 06/30/2009 (Unaudited)	$9.51	3,179,977	$30,234,019	0.04%	5.72%
2008	8.99	3,700,234	33,277,837	1.04%	(39.07%)
2007	14.76	4,824,065	71,202,866	0.71%	1.19%
2006	14.59	5,271,188	76,886,161	0.67%	11.97%
2005	13.03	5,109,087	66,554,596	0.47%	5.24%
2004	12.38	4,639,224	57,425,802	0.63%	11.20%

See Notes to Financial Statements	See explanation of references on I-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of
				Investment
Variable Accounts		Total Units	Total Net	Income to Average		Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)		Returns (2)

Equity
01/01/2009 - 06/30/2009 (Unaudited)	$9.40	2,960,512	$27,822,985	0.17%		11.41%
2008	8.44	3,103,463	26,180,303	0.51%		(41.12%)
2007	14.33	3,445,626	49,367,148	0.22%		6.27%
2006	13.48	3,338,286	45,007,199	0.37%		8.65%
2005	12.41	4,011,507	49,777,144	0.26%		6.53%
2004	11.65	4,204,821	48,978,168	0.79%		5.14%

Equity Index
01/01/2009 - 06/30/2009 (Unaudited)	$36.76	9,937,652	$365,335,269	0.01%		3.15%
2008	35.64	9,749,024	347,463,802	2.00%		(37.35%)
2007	56.89	9,701,628	551,923,775	1.84%		5.23%
2006	54.06	10,173,850	550,028,122	1.77%		15.52%
2005	46.80	10,743,851	502,817,844	1.46%		4.67%
2004	44.71	11,113,375	496,919,308	1.78%		10.58%

Focused 30
01/01/2009 - 06/30/2009 (Unaudited)	$10.15	2,859,284	$29,016,130	0.00%		23.85%
2008	8.19	3,634,894	29,783,940	0.05%		(50.14%)
2007	16.43	3,080,715	50,627,718	0.43%		31.84%
2006	12.46	2,287,373	28,511,623	0.07%		23.71%
2005	10.08	1,809,953	18,236,050	1.06%		22.07%
2004	8.25	1,076,135	8,882,205	0.06%		14.85%

Growth LT
01/01/2009 - 06/30/2009 (Unaudited)	$32.81	5,174,744	$169,784,844	2.34%		10.54%
2008	29.68	5,471,535	162,407,213	0.49%		(40.95%)
2007	50.27	6,242,947	313,824,437	0.44%		15.63%
2006	43.47	6,931,734	301,351,116	0.60%		9.72%
2005	39.62	7,403,306	293,349,777	0.25%		7.68%
2004	36.80	8,117,880	298,732,310	0.00%		10.40%

Large-Cap Growth (3)
01/01/2009 - 06/30/2009 (Unaudited)	$4.97	8,495,257	$42,208,191	0.00%		10.59%
2008	4.49	7,385,240	33,179,269	0.00%		(50.47%)
2007	9.07	6,937,338	62,931,690	0.00%		21.63%
2006	7.46	8,055,216	60,078,214	0.21%		(3.82%)
2005	7.75	7,040,498	54,593,520	0.34%		2.94%
2004	7.53	8,859,994	66,740,228	0.73%		4.65%

Large-Cap Value
01/01/2009 - 06/30/2009 (Unaudited)	$11.56	9,225,410	$106,635,118	0.00	% (4)	2.12%
2008	11.32	8,744,818	98,977,865	1.76%		(34.80%)
2007	17.36	9,143,314	158,714,149	1.18%		3.54%
2006	16.77	9,331,394	156,441,283	1.25%		17.58%
2005	14.26	9,608,665	137,007,537	1.29%		6.16%
2004	13.43	10,752,848	144,430,409	1.39%		9.93%

Long/Short Large-Cap
01/01/2009 - 06/30/2009 (Unaudited)	$6.93	2,643,979	$18,310,046	0.00	% (4)	4.91%
05/02/2008 - 12/31/2008	6.60	1,785,967	11,789,340	0.97%		(35.04%)

Main Street Core
01/01/2009 - 06/30/2009 (Unaudited)	$36.39	2,613,054	$95,078,555	0.02%		7.69%
2008	33.79	2,911,427	98,370,807	1.39%		(38.87%)
2007	55.27	3,102,111	171,459,406	1.20%		4.40%
2006	52.94	2,987,945	158,190,552	1.24%		15.18%
2005	45.97	3,318,283	152,528,923	1.11%		5.99%
2004	43.37	3,405,144	147,678,818	1.32%		9.54%

Mid-Cap Equity (5)
01/01/2009 - 06/30/2009 (Unaudited)	$16.67	6,246,137	$104,141,002	0.01%		10.38%
2008	15.11	7,822,686	118,162,029	1.58%		(39.00%)
2007	24.76	8,230,390	203,798,206	0.74%		(2.15%)
2006	25.31	8,035,634	203,350,799	0.69%		14.97%
2005	22.01	7,960,146	175,210,180	0.54%		8.87%
2004	20.22	7,867,057	159,059,494	0.42%		25.08%

Mid-Cap Growth
01/01/2009 - 06/30/2009 (Unaudited)	$6.72	6,776,056	$45,559,543	0.02%		23.95%
2008	5.42	5,938,701	32,212,994	0.12%		(48.36%)
2007	10.50	6,666,596	70,025,236	0.48%		22.92%
2006	8.55	6,053,274	51,728,324	0.23%		8.93%
2005	7.84	4,677,898	36,697,161	0.00%		17.90%
2004	6.65	3,056,878	20,339,747	0.00%		21.59%

Mid-Cap Value (6)
02/13/2009 - 06/30/2009 (Unaudited)	$11.58	1,114,624	$12,908,712	0.00%		13.53%

Small-Cap Equity (7)
01/01/2009 - 06/30/2009 (Unaudited)	$11.31	1,261,594	$14,264,551	0.07%		5.29%
2008	10.74	1,349,982	14,496,396	0.62%		(26.11%)
2007	14.53	785,370	11,413,846	0.24%		6.04%
2006	13.71	415,525	5,695,033	0.89%		18.68%
05/03/2005 - 12/31/2005	11.55	208,894	2,412,411	0.86%		15.48%

See Notes to Financial Statements	See explanation of references on I-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of
				Investment
Variable Accounts		Total Units	Total Net	Income to Average	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Returns (2)

Small-Cap Growth (8)
01/01/2009 - 06/30/2009 (Unaudited)	$9.93	3,277,979	$32,557,735	0.00%	20.15%
2008	8.27	3,474,237	28,720,306	0.00%	(47.11%)
2007	15.63	3,236,389	50,586,573	0.00%	15.10%
2006	13.58	2,986,761	40,560,290	0.26%	5.07%
2005	12.93	3,275,109	42,331,400	0.22%	2.66%
2004	12.59	2,951,152	37,156,824	0.66%	18.94%

Small-Cap Index
01/01/2009 - 06/30/2009 (Unaudited)	$12.67	11,664,077	$147,821,697	0.07%	3.39%
2008	12.26	12,603,955	154,492,786	2.04%	(35.03%)
2007	18.87	14,234,769	268,559,624	1.25%	(2.02%)
2006	19.25	15,783,089	303,894,564	1.52%	17.79%
2005	16.35	17,236,081	281,759,120	0.49%	4.38%
2004	15.66	19,260,276	301,640,966	0.84%	17.76%

Small-Cap Value
01/01/2009 - 06/30/2009 (Unaudited)	$16.29	2,974,543	$48,443,469	0.04%	2.37%
2008	15.91	3,018,819	48,025,798	2.59%	(28.23%)
2007	22.16	2,748,103	60,911,384	1.85%	3.14%
2006	21.49	2,994,334	64,351,383	2.51%	19.75%
2005	17.95	2,557,703	45,901,085	1.37%	13.65%
2004	15.79	2,058,033	32,498,597	2.28%	24.41%

Emerging Markets
01/01/2009 - 06/30/2009 (Unaudited)	$23.71	4,582,031	$108,641,540	0.04%	38.12%
2008	17.17	4,798,685	82,375,964	1.48%	(47.68%)
2007	32.81	5,417,715	177,769,491	1.16%	33.09%
2006	24.65	5,128,600	126,439,320	0.78%	24.40%
2005	19.82	4,934,335	97,790,451	1.09%	41.47%
2004	14.01	4,032,143	56,485,350	1.90%	34.62%

International Large-Cap
01/01/2009 - 06/30/2009 (Unaudited)	$8.65	13,837,771	$119,694,479	0.01%	4.64%
2008	8.27	14,676,980	121,327,391	2.16%	(35.35%)
2007	12.79	15,067,071	192,663,328	1.58%	9.26%
2006	11.70	15,768,095	184,533,716	2.89%	27.00%
2005	9.21	14,566,843	134,228,198	0.87%	12.70%
2004	8.18	10,780,247	88,145,064	1.08%	18.61%

International Small-Cap
01/01/2009 - 06/30/2009 (Unaudited)	$6.01	2,785,937	$16,732,787	0.24%	6.65%
2008	5.63	2,683,144	15,110,867	2.30%	(47.84%)
2007	10.80	2,202,534	23,781,576	1.34%	4.73%
05/01/2006 - 12/31/2006	10.31	1,248,871	12,875,311	0.23%	3.10%

International Value
01/01/2009 - 06/30/2009 (Unaudited)	$19.40	7,466,993	$144,851,116	0.02%	6.80%
2008	18.16	8,230,656	149,496,258	2.77%	(47.78%)
2007	34.78	8,793,719	305,888,339	2.01%	6.24%
2006	32.74	8,634,107	282,689,209	1.65%	25.69%
2005	26.05	8,552,145	222,779,702	1.97%	9.43%
2004	23.80	8,918,003	212,291,147	1.64%	16.42%

Health Sciences
01/01/2009 - 06/30/2009 (Unaudited)	$12.04	1,495,333	$17,998,404	0.25%	9.68%
2008	10.97	1,580,888	17,348,617	1.27%	(28.16%)
2007	15.28	1,525,560	23,304,460	0.00%	16.47%
2006	13.12	1,451,105	19,032,105	0.00%	8.11%
2005	12.13	1,323,214	16,052,785	0.00%	15.28%
2004	10.52	1,164,155	12,250,871	0.00%	7.54%

Real Estate
01/01/2009 - 06/30/2009 (Unaudited)	$20.31	2,425,123	$49,257,691	0.22%	(7.82%)
2008	22.03	2,452,417	54,036,431	3.75%	(39.99%)
2007	36.71	2,496,462	91,656,848	1.02%	(16.16%)
2006	43.79	2,826,403	123,770,629	3.08%	38.06%
2005	31.72	2,853,932	90,522,273	0.89%	16.79%
2004	27.16	2,931,932	79,628,507	2.82%	37.62%

Technology
01/01/2009 - 06/30/2009 (Unaudited)	$4.71	2,114,540	$9,968,808	0.00%	20.77%
2008	3.90	2,581,728	10,078,433	0.10%	(51.64%)
2007	8.07	2,811,966	22,697,317	0.05%	23.03%
2006	6.56	2,674,031	17,543,154	0.00%	9.34%
2005	6.00	2,027,444	12,164,728	0.00%	21.71%
2004	4.93	1,963,166	9,677,876	0.00%	3.67%

American Funds Asset Allocation (6)
02/26/2009 - 06/30/2009 (Unaudited)	$11.08	40,303	$446,690	0.00%	16.72%

Multi-Strategy
01/01/2009 - 06/30/2009 (Unaudited)	$31.19	1,548,626	$48,298,670	12.02%	8.71%
2008	28.69	1,679,534	48,183,776	0.15%	(44.98%)
2007	52.14	1,891,715	98,643,009	2.81%	4.34%
2006	49.97	2,113,184	105,604,294	2.53%	11.68%
2005	44.75	2,421,143	108,336,551	2.24%	3.78%
2004	43.12	2,441,059	105,252,817	1.76%	9.81%

See Notes to Financial Statements	See explanation of references on I-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of
				Investment
Variable Accounts		Total Units	Total Net	Income to Average	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Returns (2)

Pacific Dynamix — Moderate Growth (6)
05/22/2009 - 06/30/2009 (Unaudited)	$10.36	4,856	$50,315	0.00%	2.02%

Pacific Dynamix — Growth (6)
05/26/2009 - 06/30/2009 (Unaudited)	$10.46	46,675	$488,390	0.00%	0.56%

I
01/01/2009 - 06/30/2009 (Unaudited)	$24.32	2,434,531	$59,205,842	0.08%	7.24%
2008	22.68	2,613,074	59,256,956	3.12%	(39.84%)
2007	37.70	3,147,799	118,662,254	2.05%	8.01%
2006	34.90	3,112,831	108,644,524	1.50%	26.78%
2005	27.53	2,849,925	78,457,074	1.57%	10.55%
2004	24.90	2,231,535	55,570,535	1.28%	24.00%

II
01/01/2009 - 06/30/2009 (Unaudited)	$16.04	1,403,404	$22,510,011	1.40%	13.02%
2008	14.19	1,546,955	21,954,840	0.02%	(48.97%)
2007	27.81	1,388,785	38,626,287	0.37%	22.43%
2006	22.72	1,586,739	36,046,654	0.63%	8.52%
2005	20.93	1,419,434	29,714,468	0.45%	13.92%
2004	18.38	1,456,339	26,762,771	0.30%	11.19%

III
01/01/2009 - 06/30/2009 (Unaudited)	$26.26	1,315,480	$34,540,386	0.02%	18.88%
2008	22.09	1,347,597	29,764,785	0.00%	(42.03%)
2007	38.10	1,330,308	50,686,469	0.00%	11.92%
2006	34.04	1,340,167	45,625,020	0.00%	16.35%
2005	29.26	1,366,693	39,991,343	0.00%	15.13%
2004	25.42	1,907,181	48,474,124	0.00%	9.33%

V
01/01/2009 - 06/30/2009 (Unaudited)	$11.66	1,752,075	$20,430,351	1.75%	5.04%
2008	11.10	1,829,893	20,313,595	0.05%	(34.48%)
2007	16.94	1,446,522	24,509,629	0.62%	5.44%
2006	16.07	1,549,298	24,896,714	0.55%	13.89%
2005	14.11	1,282,886	18,101,507	0.76%	7.81%
2004	13.09	696,561	9,116,719	0.81%	22.60%

BlackRock Basic Value V.I. Class III (9)
01/01/2009 - 06/30/2009 (Unaudited)	$8.37	789,454	$6,608,010	0.00%	5.05%
2008	7.97	678,596	5,407,138	2.78%	(36.91%)
2007	12.63	397,583	5,021,114	1.64%	1.53%
2006	12.44	234,578	2,917,816	4.02%	21.59%
02/15/2005 - 12/31/2005	10.23	14,023	143,454	2.48%	2.30%

BlackRock Global Allocation V.I. Class III (10)
01/01/2009 - 06/30/2009 (Unaudited)	$12.62	2,249,630	$28,381,487	0.00%	5.75%
2008	11.93	1,864,286	22,240,628	2.73%	(19.67%)
2007	14.85	793,421	11,783,611	4.57%	16.75%
2006	12.72	349,576	4,446,773	3.86%	16.40%
02/15/2005 - 12/31/2005	10.93	265,340	2,899,576	7.00%	9.28%

Fidelity VIP Contrafund Service Class 2
01/01/2009 - 06/30/2009 (Unaudited)	$9.35	4,065,490	$38,028,985	0.20%	8.64%
2008	8.61	4,143,220	35,675,424	0.82%	(42.69%)
2007	15.02	3,792,886	56,986,250	0.91%	17.30%
2006	12.81	2,446,046	31,329,827	1.02%	11.43%
02/15/2005 - 12/31/2005	11.49	1,902,907	21,872,725	0.00%	14.94%

Fidelity VIP Freedom Income Service Class 2
01/01/2009 - 06/30/2009 (Unaudited)	$9.45	122,006	$1,153,025	0.00%	5.55%
2008	8.95	39,492	353,588	14.21%	(10.70%)
10/29/2007 - 12/31/2007	10.03	1,143	11,458	See Note (11)	(0.35%)

Fidelity VIP Freedom 2010 Service Class 2
01/01/2009 - 06/30/2009 (Unaudited)	$7.95	75,752	$602,041	0.00%	7.18%
2008	7.42	53,161	394,202	0.70%	(25.17%)
12/13/2007 - 12/31/2007	9.91	8,484	84,073	See Note (11)	(0.11%)

Fidelity VIP Freedom 2015 Service Class 2
01/01/2009 - 06/30/2009 (Unaudited)	$7.72	152,997	$1,181,021	0.00%	7.47%
2008	7.18	100,154	719,351	4.61%	(27.30%)
10/26/2007 - 12/31/2007	9.88	34,170	337,562	See Note (11)	(2.12%)

Fidelity VIP Freedom 2020 Service Class 2
01/01/2009 - 06/30/2009 (Unaudited)	$7.13	143,321	$1,021,656	0.00%	7.95%
2008	6.60	115,177	760,537	4.50%	(32.80%)
12/03/2007 - 12/31/2007	9.83	9,549	93,827	See Note (11)	(0.02%)

Fidelity VIP Freedom 2025 Service Class 2
01/01/2009 - 06/30/2009 (Unaudited)	$6.96	272,737	$1,899,120	0.27%	8.15%
2008	6.44	259,035	1,667,848	2.48%	(34.36%)
11/09/2007 - 12/31/2007	9.81	246,074	2,413,927	See Note (11)	0.26%

Fidelity VIP Freedom 2030 Service Class 2
01/01/2009 - 06/30/2009 (Unaudited)	$6.50	127,702	$830,520	0.00%	7.80%
2008	6.03	106,664	643,494	2.93%	(38.17%)
10/08/2007 - 12/31/2007	9.76	13,972	136,332	See Note (11)	(2.98%)

See Notes to Financial Statements	See explanation of references on I-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of
				Investment
Variable Accounts		Total Units	Total Net	Income to Average	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Returns (2)

Fidelity VIP Growth Service Class 2
01/01/2009 - 06/30/2009 (Unaudited)	$7.91	589,908	$4,664,431	0.03%	4.32%
2008	7.58	543,659	4,120,601	0.69%	(47.31%)
2007	14.38	247,233	3,556,222	0.19%	26.66%
2006	11.36	57,966	658,290	0.13%	6.57%
02/15/2005 - 12/31/2005	10.66	25,172	268,238	0.00%	6.56%

Fidelity VIP Mid Cap Service Class 2
01/01/2009 - 06/30/2009 (Unaudited)	$10.39	2,211,243	$22,968,183	0.13%	14.37%
2008	9.08	2,118,100	19,236,052	0.24%	(39.61%)
2007	15.04	2,090,850	31,441,094	0.48%	15.34%
2006	13.04	1,357,809	17,702,724	0.18%	12.40%
02/15/2005 - 12/31/2005	11.60	1,326,555	15,386,821	0.00%	15.99%

Fidelity VIP Value Strategies Service Class 2
01/01/2009 - 06/30/2009 (Unaudited)	$7.45	335,530	$2,499,648	0.07%	18.60%
2008	6.28	218,478	1,372,358	0.50%	(51.28%)
2007	12.89	333,286	4,297,443	0.46%	5.44%
2006	12.23	795,861	9,732,388	0.09%	16.01%
02/15/2005 - 12/31/2005	10.54	31,720	334,372	0.00%	5.41%

Overseas Service Class (12)
01/01/2009 - 06/30/2009 (Unaudited)	$8.16	3,316,487	$27,075,536	0.70%	42.80%
2008	5.72	3,223,717	18,429,844	1.22%	(52.23%)
05/03/2007 - 12/31/2007	11.97	866,820	10,373,349	0.69%	16.76%

INTECH Risk-Managed Core Service Class
01/01/2009 - 06/30/2009 (Unaudited)	$6.49	69,590	$451,819	1.58%	1.31%
2008	6.41	39,181	251,099	0.20%	(36.24%)
06/21/2007 - 12/31/2007	10.05	15,705	157,855	2.17%	0.66%

Enterprise Service Class (13)
01/01/2009 - 06/30/2009 (Unaudited)	$7.10	418,745	$2,972,670	0.00%	14.15%
2008	6.22	443,354	2,757,111	0.10%	(43.86%)
05/16/2007 - 12/31/2007	11.08	82,577	914,666	0.12%	8.83%

Lazard Retirement US Strategic Equity
01/01/2009 - 06/30/2009 (Unaudited)	$6.41	42,740	$273,996	0.00%	4.92%
2008	6.11	14,300	87,381	1.35%	(35.28%)
05/21/2007 - 12/31/2007	9.44	3,462	32,685	4.44%	(8.17%)

Legg Mason Partners Variable Aggressive Growth — Class II
01/01/2009 - 06/30/2009 (Unaudited)	$6.35	77,445	$491,538	0.00%	9.92%
2008	5.77	52,538	303,371	0.00%	(40.58%)
05/03/2007 - 12/31/2007	9.72	8,141	79,104	0.00%	(4.02%)

Legg Mason Partners Variable Mid Cap Core — Class II
01/01/2009 - 06/30/2009 (Unaudited)	$7.18	1,008,640	$7,241,008	0.00%	13.72%
2008	6.31	973,799	6,147,689	0.00%	(35.43%)
05/21/2007 - 12/31/2007	9.78	12,558	122,772	0.12%	(5.49%)

MFS New Discovery Series Service Class
01/01/2009 - 06/30/2009 (Unaudited)	$7.23	111,680	$807,384	0.00%	25.47%
2008	5.76	91,789	528,886	0.00%	(39.52%)
05/14/2007 - 12/31/2007	9.53	22,449	213,868	0.00%	(4.79%)

MFS Utilities Series Service Class
01/01/2009 - 06/30/2009 (Unaudited)	$7.65	301,923	$2,309,766	9.74%	10.46%
2008	6.93	389,058	2,694,522	0.94%	(37.81%)
05/11/2007 - 12/31/2007	11.14	1,287,407	14,336,747	0.00%	9.08%

NACM Small Cap (14)
01/01/2009 - 06/30/2009 (Unaudited)	$5.28	166,144	$877,634	0.11%	(5.09%)
2008	5.57	143,231	797,193	0.00%	(41.63%)
05/24/2007 - 12/31/2007	9.54	14,693	140,107	0.00%	(6.71%)

T. Rowe Price Blue Chip Growth — II
01/01/2009 - 06/30/2009 (Unaudited)	$8.79	533,179	$4,685,615	0.00%	16.12%
2008	7.57	431,068	3,262,380	0.11%	(42.65%)
2007	13.20	413,880	5,461,697	0.07%	12.49%
2006	11.73	199,541	2,340,853	0.32%	9.33%
02/15/2005 - 12/31/2005	10.73	60,700	651,326	0.28%	7.30%

T. Rowe Price Equity Income — II
01/01/2009 - 06/30/2009 (Unaudited)	$8.11	2,618,203	$21,229,470	2.20%	0.86%
2008	8.04	2,297,997	18,474,390	2.22%	(36.26%)
2007	12.61	2,275,375	28,700,715	1.49%	3.03%
2006	12.24	2,347,503	28,739,750	1.54%	18.65%
02/15/2005 - 12/31/2005	10.32	767,607	7,920,645	1.94%	3.19%

Van Eck Worldwide Hard Assets
01/01/2009 - 06/30/2009 (Unaudited)	$17.55	2,940,182	$51,599,421	0.59%	25.50%
2008	13.98	3,010,188	42,093,765	0.26%	(46.12%)
2007	25.96	2,428,039	63,021,211	0.10%	45.36%
2006	17.86	2,181,931	38,961,582	0.03%	24.49%
02/15/2005 - 12/31/2005	14.34	850,416	12,197,923	0.00%	43.43%

See Notes to Financial Statements	See explanation of references on I-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References for Financial Highlights on I-20 through I-24

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(4)	The annualized investment income ratios for the six-month period ended June 30, 2009 were less than 0.005% for the Large-Cap Value and Long/Short Large-Cap Variable Accounts.

(5)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(6)	Operations commenced during 2009 (See Note 1 to Financial Statements).

(7)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(8)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.

(9)	Prior to October 1, 2006, BlackRock Basic Value V.I. Class III Variable Account was named Mercury Basic Value V.I. Class III Variable Account, and prior to May 1, 2005, the variable account was named Merrill Lynch Basic Value V.I. Class III Variable Account.

(10)	Prior to October 1, 2006, BlackRock Global Allocation V.I. Class III Variable Account was named Mercury Global Allocation V.I. Class III Variable Account, and prior to May 1, 2005, the variable account was named Merrill Lynch Global Allocation V.I. Class III Variable Account.

(11)	The annualized investment income ratios for the periods from inception to December 31, 2007 were 20.70%, 43.03%, 17.79%, 24.07%, 13.39%, and 13.07% for the Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, and Fidelity VIP Freedom 2030 Service Class 2 Variable Accounts, respectively. If not annualized, the investment income ratios were 3.63%, 2.24%, 3.27%, 1.91%, 1.94%, and 3.04%, respectively.

(12)	Prior to May 1, 2009, Overseas Service Class Variable Account was named International Growth Service Class Variable Account.

(13)	Prior to May 1, 2009, Enterprise Service Class Variable Account was named Mid Cap Growth Service Class Variable Account.

(14)	Prior to September 10, 2008, NACM Small Cap Variable Account was named OpCap Small Cap Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2009 is comprised of sixty-six subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (See Note 5), M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Premier VIT, T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, the “Funds”). Sixty-five of the sixty-six Variable Accounts are presented in the Schedule of Investments on pages H-1 and H-2 of this brochure. The Pacific Dynamix — Conservative Growth Variable Account had no investments as of June 30, 2009 and therefore is not presented in the Schedule of Investments.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through G of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) five new Variable Accounts named the Mid-Cap Value, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, and Pacific Dynamix — Growth Variable Accounts. The Mid-Cap Value, American Funds Asset Allocation, Pacific Dynamix — Moderate Growth, and Pacific Dynamix — Growth Variable Accounts commenced operations on February 13, 2009, February 26, 2009, May 22, 2009, and May 26, 2009, respectively. The Pacific Dynamix — Conservative Growth Variable Account had not commenced operations as of June 30, 2009.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     The Separate Account implemented Statement of Financial Accounting Standards No. 165, Subsequent Events, issued by the Financial Accounting Standards Board (“FASB”) in May 2009. The Separate Account’s management has evaluated subsequent events occurring subsequent to June 30, 2009 through the date the Semi-Annual Report for this Separate Account was issued on August 25, 2009.
     In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168 (“SFAS 168”), The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. This standard identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements that are presented in conformity with U.S. GAAP. SFAS 168 established the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. GAAP. Codification does not create new accounting and reporting guidance, rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the Codification carries an equal level of authority. SFAS 168 is effective for the Separate Account as of December 31, 2009, and will change how the Separate Account references U.S. GAAP in its notes to financial statements.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
3. CHARGES AND EXPENSES
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy expenses for Federal income tax purposes. Pacific Life also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the net operating expenses of the applicable Portfolios in which the Variable Accounts invest.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc. (“PSD”), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. TRANSACTIONS WITH AFFILIATES
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to PSD for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 to the financial statements of PSF, which are included in Section E of this brochure. For the period ended June 30, 2009, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
6. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding reinvestments of distributions) and proceeds from sales of investments for the period ended June 30, 2009, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$4,696,582	$4,342,391
Floating Rate Loan	4,216,969	1,032,224
High Yield Bond	25,487,834	11,041,425
Inflation Managed	3,588,592	16,275,338
Managed Bond	15,290,249	21,637,357
Money Market	109,816,551	71,190,772
Short Duration Bond	4,199,680	6,114,834
American Funds Growth	3,983,001	11,883,382
American Funds Growth-Income	2,692,297	2,751,798
Comstock	3,797,260	2,333,556
Diversified Research	730,459	5,339,217
Equity	1,229,118	2,404,334
Equity Index	23,250,400	16,201,176
Focused 30	3,078,576	10,008,665
Growth LT	2,968,630	11,567,324
Large-Cap Growth	7,746,542	2,401,700
Large-Cap Value	10,179,255	4,756,851
Long/Short Large-Cap	6,103,351	479,557
Main Street Core	994,463	10,950,223
Mid-Cap Equity	2,023,525	26,453,442
Mid-Cap Growth	7,600,282	2,245,655
Mid-Cap Value (1)	12,442,388	170,487
Small-Cap Equity	2,044,067	2,971,236
Small-Cap Growth	2,939,538	4,574,537
Small-Cap Index	936,590	11,332,583
Small-Cap Value	4,219,447	4,347,186
Emerging Markets	5,202,462	8,952,619
International Large-Cap	2,372,609	8,604,927
International Small-Cap	1,576,495	1,013,633
International Value	4,360,153	17,828,492
Health Sciences	2,499,321	3,356,573
Real Estate	4,138,224	4,948,010
Technology	1,140,202	2,982,624
American Funds Asset Allocation (1)	436,448	3,282
Multi-Strategy	686,505	4,390,883
Pacific Dynamix — Moderate Growth (1)	49,698	106
Pacific Dynamix — Growth (1)	491,648	6
I	2,639,813	5,869,930
II	834,207	2,842,887
III	2,520,105	2,916,825
V	2,294,901	3,245,092
BlackRock Basic Value V.I. Class III	1,288,180	411,900
BlackRock Global Allocation V.I. Class III	7,536,443	2,907,600
Fidelity VIP Contrafund Service Class 2	1,675,463	2,291,068
Fidelity VIP Freedom Income Service Class 2	983,862	231,833
Fidelity VIP Freedom 2010 Service Class 2	216,190	46,623
Fidelity VIP Freedom 2015 Service Class 2	659,827	274,906
Fidelity VIP Freedom 2020 Service Class 2	384,656	212,179

(1)	Operations commenced during 2009 (See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Variable Accounts	Purchases	Sales
Fidelity VIP Freedom 2025 Service Class 2	$135,564	$51,556
Fidelity VIP Freedom 2030 Service Class 2	325,724	187,764
Fidelity VIP Growth Service Class 2	632,695	301,669
Fidelity VIP Mid Cap Service Class 2	2,060,531	1,219,930
Fidelity VIP Value Strategies Service Class 2	1,644,035	765,268
Overseas Service Class (formerly named International Growth Service Class)	4,416,201	3,848,885
INTECH Risk-Managed Core Service Class	236,848	47,633
Enterprise Service Class (formerly named Mid Cap Growth Service Class)	283,371	494,485
Lazard Retirement US Strategic Equity	306,076	147,793
Legg Mason Partners Variable Aggressive Growth — Class II	226,896	76,366
Legg Mason Partners Variable Mid Cap Core — Class II	930,433	664,502
MFS New Discovery Series Service Class	454,316	312,092
MFS Utilities Series Service Class	320,212	906,996
NACM Small Cap	380,211	326,861
T. Rowe Price Blue Chip Growth — II	1,299,715	445,782
T. Rowe Price Equity Income — II	3,029,302	796,456
Van Eck Worldwide Hard Assets	5,568,260	5,977,485
7. FAIR VALUE MEASUREMENTS
     Under Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by FASB, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holding. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices in active markets for identical holdings
     Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2009, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section H of this brochure were characterized as Level 1 as defined in SFAS 157.
8. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the periods ended June 30, 2009 and for the year or periods ended December 31, 2008 were as follows:

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Diversified Bond	1,484,193	(1,449,338)	34,855	1,306,695	(1,595,515)	(288,820)
Floating Rate Loan	1,022,965	(598,875)	424,090	481,623	(431,685)	49,938
High Yield Bond	1,011,358	(587,038)	424,320	1,157,317	(949,363)	207,954
Inflation Managed	720,666	(1,043,964)	(323,298)	1,584,686	(1,729,735)	(145,049)
Managed Bond	3,270,004	(3,427,132)	(157,128)	3,044,057	(3,713,837)	(669,780)
Money Market	12,568,902	(10,919,162)	1,649,740	24,615,153	(22,098,848)	2,516,305
Short Duration Bond	1,268,677	(1,448,697)	(180,020)	2,019,386	(2,168,616)	(149,230)
American Funds Growth	1,456,256	(2,350,202)	(893,946)	2,910,620	(1,571,839)	1,338,781
American Funds Growth-Income	1,152,961	(1,160,312)	(7,351)	2,160,503	(1,775,149)	385,354
Comstock	1,495,245	(1,302,286)	192,959	2,304,195	(3,239,842)	(935,647)
Diversified Research	824,083	(1,344,340)	(520,257)	893,004	(2,016,835)	(1,123,831)
Equity	357,907	(500,858)	(142,951)	673,190	(1,015,353)	(342,163)
Equity Index	1,770,637	(1,582,009)	188,628	2,502,844	(2,455,448)	47,396
Focused 30	898,894	(1,674,503)	(775,609)	2,124,323	(1,570,144)	554,179
Growth LT	707,909	(1,004,700)	(296,791)	1,251,089	(2,022,501)	(771,412)
Large-Cap Growth	2,678,477	(1,568,461)	1,110,016	2,589,103	(2,141,201)	447,902
Large-Cap Value	2,579,854	(2,099,262)	480,592	2,261,371	(2,659,867)	(398,496)
Long/Short Large-Cap (1)	1,319,851	(461,839)	858,012	2,043,117	(257,150)	1,785,967
Main Street Core	342,995	(641,368)	(298,373)	571,356	(762,040)	(190,684)
Mid-Cap Equity (formerly named Mid-Cap Value)	1,267,060	(2,843,610)	(1,576,550)	2,205,268	(2,612,972)	(407,704)
Mid-Cap Growth	2,308,844	(1,471,490)	837,354	3,337,302	(4,065,197)	(727,895)

(1)	Operations commenced on May 2, 2008.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Mid-Cap Value (1)	1,170,887	(56,263)	1,114,624
Small-Cap Equity	407,462	(495,850)	(88,388)	1,009,291	(444,679)	564,612
Small-Cap Growth	778,575	(974,833)	(196,258)	1,264,105	(1,026,257)	237,848
Small-Cap Index	1,175,684	(2,115,562)	(939,878)	2,464,066	(4,094,880)	(1,630,814)
Small-Cap Value	633,921	(678,196)	(44,275)	1,652,154	(1,381,438)	270,716
Emerging Markets	945,485	(1,162,140)	(216,655)	1,756,514	(2,375,544)	(619,030)
International Large-Cap	2,337,093	(3,176,302)	(839,209)	4,865,382	(5,255,473)	(390,091)
International Small-Cap	843,581	(740,788)	102,793	1,525,277	(1,044,667)	480,610
International Value	1,328,255	(2,091,918)	(763,663)	2,324,560	(2,887,623)	(563,063)
Health Sciences	384,331	(469,887)	(85,556)	962,924	(907,596)	55,328
Real Estate	607,017	(634,311)	(27,294)	1,044,465	(1,088,510)	(44,045)
Technology	731,096	(1,198,284)	(467,188)	1,135,106	(1,365,344)	(230,238)
American Funds Asset Allocation (1)	40,785	(483)	40,302
Multi-Strategy	210,587	(341,495)	(130,908)	220,802	(432,983)	(212,181)
Pacific Dynamix — Moderate Growth (1)	4,866	(10)	4,856
Pacific Dynamix — Growth (1)	46,676	(1)	46,675
I	408,840	(587,382)	(178,542)	1,011,028	(1,545,753)	(534,725)
II	179,207	(322,758)	(143,551)	1,111,167	(952,997)	158,170
III	208,480	(240,597)	(32,117)	532,717	(515,428)	17,289
V	324,940	(402,758)	(77,818)	838,800	(455,429)	383,371
BlackRock Basic Value V.I. Class III	200,313	(89,455)	110,858	462,548	(181,535)	281,013
BlackRock Global Allocation V.I. Class III	838,082	(452,738)	385,344	2,144,248	(1,073,383)	1,070,865
Fidelity VIP Contrafund Service Class 2	560,148	(637,878)	(77,730)	2,468,269	(2,117,935)	350,334
Fidelity VIP Freedom Income Service Class 2	109,732	(27,218)	82,514	46,235	(7,886)	38,349
Fidelity VIP Freedom 2010 Service Class 2	30,902	(8,311)	22,591	555,445	(510,768)	44,677
Fidelity VIP Freedom 2015 Service Class 2	95,411	(42,569)	52,842	94,585	(28,601)	65,984
Fidelity VIP Freedom 2020 Service Class 2	67,979	(39,835)	28,144	130,446	(24,818)	105,628
Fidelity VIP Freedom 2025 Service Class 2	28,621	(14,919)	13,702	32,069	(19,108)	12,961
Fidelity VIP Freedom 2030 Service Class 2	56,570	(35,532)	21,038	128,907	(36,215)	92,692
Fidelity VIP Growth Service Class 2	101,028	(54,779)	46,249	495,305	(198,879)	296,426
Fidelity VIP Mid Cap Service Class 2	435,251	(342,108)	93,143	753,724	(726,474)	27,250
Fidelity VIP Value Strategies Service Class 2	272,755	(155,703)	117,052	122,992	(237,800)	(114,808)
Overseas Service Class (formerly named International Growth Service Class)	926,414	(833,644)	92,770	3,529,462	(1,172,565)	2,356,897
INTECH Risk-Managed Core Service Class	38,308	(7,899)	30,409	1,277,339	(1,253,863)	23,476
Enterprise Service Class (formerly named Mid Cap Growth Service Class)	67,985	(92,594)	(24,609)	491,655	(130,878)	360,777
Lazard Retirement US Strategic Equity	53,318	(24,879)	28,439	14,427	(3,589)	10,838
Legg Mason Partners Variable Aggressive Growth — Class II	40,231	(15,324)	24,907	71,324	(26,927)	44,397
Legg Mason Partners Variable Mid Cap Core — Class II	83,690	(48,849)	34,841	985,326	(24,085)	961,241
MFS New Discovery Series Service Class	74,730	(54,840)	19,890	88,653	(19,313)	69,340
MFS Utilities Series Service Class	104,244	(191,379)	(87,135)	604,018	(1,502,367)	(898,349)
NACM Small Cap (formerly named OpCap Small Cap)	90,142	(67,229)	22,913	154,201	(25,663)	128,538
T. Rowe Price Blue Chip Growth — II	200,119	(98,008)	102,111	216,185	(198,997)	17,188
T. Rowe Price Equity Income — II	678,691	(358,484)	320,207	1,641,735	(1,619,113)	22,622
Van Eck Worldwide Hard Assets	621,861	(691,867)	(70,006)	1,877,739	(1,295,590)	582,149

(1)	Operations commenced during 2009 (See Note 1 to Financial Statements).

Pacific Life Insurance Company
PO Box 2030
Omaha, NE 68103-2030

CHANGE SERVICE REQUESTED

Semi-Annual Report
as of June 30, 2009

•	Pacific Select Fund

•	Pacific Select Exec
Separate Account of
Pacific Life Insurance Company

Form No. 15-17794-19